UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Active Growth ETF

Ticker: JGRO - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Growth ETF	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$4,306,872,310
Total number of portfolio holdings	110
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JGRO-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Active Small Cap Value ETF

Ticker: JPSV - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Small Cap Value ETF	$39	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$19,582,691
Total number of portfolio holdings	115
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPSV-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Active Value ETF

Ticker: JAVA - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Value ETF	$23	0.43%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,422,428,811
Total number of portfolio holdings	181
Portfolio turnover rate	40%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JAVA-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Focus ETF

Ticker: JPEF - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Focus ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Focus ETF	$26	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,084,854,864
Total number of portfolio holdings	41
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPEF-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Premium Income ETF

Ticker: JEPI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income ETF	$18	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$36,990,006,438
Total number of portfolio holdings	130
Portfolio turnover rate	85%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JEPI-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Fundamental Data Science Large Core ETF

Ticker: LCDS - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Large Core ETF	$13	0.30%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$12,623,883
Total number of portfolio holdings	89
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
LCDS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Fundamental Data Science Mid Core ETF

Ticker: MCDS - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Mid Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Mid Core ETF	$15	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,682,594
Total number of portfolio holdings	141
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
MCDS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Fundamental Data Science Small Core ETF

Ticker: SCDS - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Small Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Small Core ETF	$17	0.40%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,562,753
Total number of portfolio holdings	210
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
SCDS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Nasdaq Equity Premium Income ETF

Ticker: JEPQ - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Equity Premium Income ETF	$18	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$20,800,336,259
Total number of portfolio holdings	103
Portfolio turnover rate	87%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JEPQ-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)

Ticker: JMEE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small & Mid Cap Enhanced Equity ETF	$13	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,603,042,618
Total number of portfolio holdings	606
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JMEE-1224

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan U.S. Tech Leaders ETF

Ticker: JTEK - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Tech Leaders ETF	$34	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$935,796,542
Total number of portfolio holdings	61
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JTEK-1224

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
December 31, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Equity Focus ETF	JPEF	The NASDAQ Stock Market® LLC

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Banks — 2.5%
M&T Bank Corp.	141,395	26,583,674
Biotechnology — 1.4%
Regeneron Pharmaceuticals, Inc. *	21,819	15,542,328
Broadline Retail — 6.2%
Amazon.com, Inc. *	308,007	67,573,656
Building Products — 2.3%
Trane Technologies plc	68,670	25,363,264
Capital Markets — 2.2%
Morgan Stanley	190,202	23,912,195
Construction & Engineering — 1.8%
Quanta Services, Inc.	62,085	19,621,964
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	25,494	13,167,651
Consumer Finance — 3.1%
Capital One Financial Corp.	189,824	33,849,416
Containers & Packaging — 1.5%
Packaging Corp. of America	69,720	15,696,064
Electric Utilities — 2.0%
NextEra Energy, Inc.	299,568	21,476,030
Financial Services — 5.4%
Berkshire Hathaway, Inc., Class B *	69,309	31,416,384
Mastercard, Inc., Class A	51,920	27,339,514
		58,755,898
Ground Transportation — 0.8%
JB Hunt Transport Services, Inc.	53,653	9,156,421
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc. *	30,438	15,887,418
Health Care Providers & Services — 3.3%
HCA Healthcare, Inc.	45,084	13,531,962
UnitedHealth Group, Inc.	42,986	21,744,898
		35,276,860
Hotels, Restaurants & Leisure — 3.9%
Booking Holdings, Inc.	3,198	15,889,007
McDonald's Corp.	92,137	26,709,595
		42,598,602
Household Products — 2.5%
Procter & Gamble Co. (The)	159,439	26,729,948
Industrial Conglomerates — 2.2%
Honeywell International, Inc.	107,005	24,171,359
INVESTMENTS	SHARES	VALUE($)

Insurance — 2.9%
Loews Corp.	368,678	31,223,340
Interactive Media & Services — 6.8%
Alphabet, Inc., Class C	119,026	22,667,312
Meta Platforms, Inc., Class A	86,734	50,783,624
		73,450,936
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	25,172	13,095,230
Oil, Gas & Consumable Fuels — 6.1%
EOG Resources, Inc.	232,108	28,451,799
Kinder Morgan, Inc.	1,392,921	38,166,035
		66,617,834
Personal Care Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	268,568	20,137,229
Pharmaceuticals — 1.7%
Eli Lilly & Co.	23,412	18,074,064
Retail REITs — 1.8%
Regency Centers Corp.	269,361	19,913,859
Semiconductors & Semiconductor Equipment — 11.7%
Analog Devices, Inc.	88,278	18,755,544
Broadcom, Inc.	190,034	44,057,483
NVIDIA Corp.	479,835	64,437,042
		127,250,069
Software — 11.5%
HubSpot, Inc. *	19,318	13,460,203
Intuit, Inc.	31,748	19,953,618
Microsoft Corp.	163,218	68,796,387
Palo Alto Networks, Inc. *	120,874	21,994,233
		124,204,441
Specialized REITs — 1.9%
Public Storage	70,266	21,040,451
Specialty Retail — 3.3%
Home Depot, Inc. (The)	57,353	22,309,744
TJX Cos., Inc. (The)	111,862	13,514,048
		35,823,792
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	169,803	42,522,067
Total Common Stocks (Cost $873,084,975)		1,068,716,060
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $16,155,256)	16,151,100	16,157,560
Total Investments — 100.0% (Cost $889,240,231)		1,084,873,620
Liabilities in Excess of Other Assets — (0.0)% ^		(18,756)
NET ASSETS — 100.0%		1,084,854,864

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	December 31, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)

JPMorgan Equity Focus ETF
ASSETS:
Investments in non-affiliates, at value	$1,068,716,060
Investments in affiliates, at value	16,157,560
Cash	74,528
Receivables:
Fund shares sold	198,005
Dividends from non-affiliates	280,474
Dividends from affiliates	2,008
Other assets	1,018
Total Assets	1,085,429,653
LIABILITIES:
Payables:
Investment securities purchased	122,971
Accrued liabilities:
Investment advisory fees	360,523
Administration fees	68,812
Custodian and accounting fees	4,657
Other	17,826
Total Liabilities	574,789
Net Assets	$1,084,854,864
NET ASSETS:
Paid-in-Capital	$882,262,199
Total distributable earnings (loss)	202,592,665
Total Net Assets	$1,084,854,864
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	16,180,111
Net asset value, per share	$67.05
Cost of investments in non-affiliates	$873,084,975
Cost of investments in affiliates	16,155,256
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)

JPMorgan Equity Focus ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$5,573,319
Dividend income from affiliates	406,620
Total investment income	5,979,939
EXPENSES:
Investment advisory fees	2,194,049
Administration fees	329,109
Custodian and accounting fees	15,856
Professional fees	32,440
Trustees’ and Chief Compliance Officer’s fees	13,505
Printing and mailing costs	22,771
Registration and filing fees	10,980
Other	5,924
Total expenses	2,624,634
Less fees waived	(8,266)
Less expense reimbursements	(430,658)
Net expenses	2,185,710
Net investment income (loss)	3,794,229
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,020,050
Investments in affiliates	(372)
In-kind redemptions of investments in non-affiliates (See Note 4)	9,584,266
Net realized gain (loss)	10,603,944
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	50,520,157
Investments in affiliates	2,304
Change in net unrealized appreciation/depreciation	50,522,461
Net realized/unrealized gains (losses)	61,126,405
Change in net assets resulting from operations	$64,920,634
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	December 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Equity Focus ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,794,229	$3,495,589
Net realized gain (loss)	10,603,944	35,140,287
Change in net unrealized appreciation/depreciation	50,522,461	74,365,325
Change in net assets resulting from operations	64,920,634	113,001,201
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,678,950)	(1,316,197)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	362,120,535	309,260,529
NET ASSETS:
Change in net assets	419,362,219	420,945,533
Beginning of period	665,492,645	244,547,112
End of period	$1,084,854,864	$665,492,645

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Equity Focus ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024(a)
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$399,487,407	$391,175,887
Cost of shares redeemed	(37,366,872)	(61,925,296)
Change in net assets resulting from capital transactions	362,120,535	329,250,591
Class A
Proceeds from shares issued	—	450,351
Cost of shares redeemed	—	(1,157,346)
Change in net assets resulting from Class A capital transactions	—	(706,995)
Class C
Proceeds from shares issued	—	58,082
Cost of shares redeemed	—	(729,187)
Change in net assets resulting from Class C capital transactions	—	(671,105)
Class I
Proceeds from shares issued	—	3,283,083
Cost of shares redeemed	—	(21,895,045)
Change in net assets resulting from Class I capital transactions	—	(18,611,962)
Total change in net assets resulting from capital transactions	$362,120,535	$309,260,529

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	December 31, 2024

	JPMorgan Equity Focus ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024(a)
SHARE TRANSACTIONS: (b)
Issued	6,050,000	7,109,341
Redeemed	(550,000)	(1,083,726)
Change in Shares	5,500,000	6,025,615
Class A
Issued	—	9,067
Redeemed	—	(23,269)
Change in Class A Shares	—	(14,202)
Class C
Issued	—	1,184
Redeemed	—	(14,690)
Change in Class C Shares	—	(13,506)
Class I
Issued	—	66,311
Redeemed	—	(439,873)
Change in Class I Shares	—	(373,562)

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Focus ETF (h)
Six Months Ended December 31, 2024 (Unaudited)	$62.31	$0.29	$4.93	$5.22	$(0.39)	$(0.09)	$(0.48)
Year Ended June 30, 2024	48.33	0.56	13.62	14.18	(0.20)	—	(0.20)
Year Ended June 30, 2023	41.37	0.26	7.41	7.67	(0.21)	(0.50)	(0.71)
Year Ended June 30, 2022	50.79	0.23	(3.91)	(3.68)	(0.16)	(5.58)	(5.74)
Year Ended June 30, 2021	38.86	0.26	17.20	17.46	(0.33)	(5.20)	(5.53)
Year Ended June 30, 2020	43.46	0.43	2.41	2.84	(0.34)	(7.10)	(7.44)

(a)	Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on July 28, 2023. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the JPMorgan Equity Focus ETF on the listing exchange as of the time that the JPMorgan Equity Focus ETF's NAV is calculated. Prior to the JPMorgan Equity Focus ETF's listing on July 31, 2023, the NAV performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
JPMorgan Equity Focus ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the
Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period July 1,
2019 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	December 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (d)

$67.05	$67.11	8.36%	8.37%	$1,084,854,864	0.50%	0.86%	0.60%	10%
62.31	62.36	29.43	29.54	665,492,645	0.50	1.01	0.64	41
48.33	48.33	18.85	18.85	73,543,793	0.60	0.60	0.68	41
41.37	41.37	(8.87)	(8.87)	35,124,561	0.60	0.47	0.69	29
50.79	50.79	47.82	47.82	34,054,483	0.60	0.55	0.73	58
38.86	38.86	6.39	6.39	23,880,786	0.60	1.06	0.83	44
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Equity Focus ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
As of the close of business on July 28, 2023 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan Equity Focus Fund (a mutual fund) (the “Acquired Fund” or “Equity Focus Fund”), a series of JPMorgan Trust I, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on July 31, 2026. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the year ended June 30, 2024.
The investment objective of the Fund is to seek long term capital appreciation.
Shares of the Fund are listed and traded at market price on The NASDAQ Stock Market® LLC. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to

10	J.P. Morgan Exchange-Traded Funds	December 31, 2024

perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,084,873,620	$—	$—	$1,084,873,620

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of December 31, 2024, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

December 31, 2024	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended December 31, 2024.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$7,574,399	$39,451,247	$30,870,018	$(372)	$2,304	$16,157,560	16,151,100	$406,620	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

12	J.P. Morgan Exchange-Traded Funds	December 31, 2024

F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended December 31, 2024, and the contractual expense limitation is in place until at least July 31, 2026.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
For the six months ended December 31, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$430,658
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 was $8,266.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$116,380,409	$86,221,150
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.
For the six months ended December 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$353,899,873	$34,465,695
During the six months ended December 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$889,240,231	$205,511,800	$9,878,411	$195,633,389

14	J.P. Morgan Exchange-Traded Funds	December 31, 2024

At June 30, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
$5,982
During the year ended June 30, 2024, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$3,301,053	$99,741
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility,

December 31, 2024	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

16	J.P. Morgan Exchange-Traded Funds	December 31, 2024

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-CONV-ETF-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement” ). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
•
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, prior to reaching scale. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fee and Expense Ratio
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratio for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net advisory fee was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
December 31, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active Growth ETF	JGRO	NYSE Arca, Inc.
JPMorgan Active Small Cap Value ETF	JPSV	NYSE Arca, Inc.
JPMorgan Active Value ETF	JAVA	NYSE Arca, Inc.
JPMorgan Equity Premium Income ETF	JEPI	NYSE Arca, Inc.
JPMorgan Fundamental Data Science Large Core ETF	LCDS	The NASDAQ Stock Market® LLC
JPMorgan Fundamental Data Science Mid Core ETF	MCDS	The NASDAQ Stock Market® LLC
JPMorgan Fundamental Data Science Small Core ETF	SCDS	The NASDAQ Stock Market® LLC
JPMorgan Nasdaq Equity Premium Income ETF	JEPQ	The NASDAQ Stock Market® LLC
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	JMEE	NYSE Arca, Inc.
JPMorgan U.S. Tech Leaders ETF	JTEK	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Aerospace & Defense — 0.5%
TransDigm Group, Inc.	17,991	22,799,635
Automobiles — 3.2%
Tesla, Inc. *	342,241	138,210,605
Beverages — 0.9%
Celsius Holdings, Inc. *	73,393	1,933,171
Coca-Cola Co. (The)	376,408	23,435,162
Constellation Brands, Inc., Class A	52,477	11,597,417
Monster Beverage Corp. *	46,746	2,456,970
		39,422,720
Biotechnology — 1.4%
Alnylam Pharmaceuticals, Inc. *	50,460	11,873,743
Exact Sciences Corp. *	46,088	2,589,685
Natera, Inc. *	164,906	26,104,620
Regeneron Pharmaceuticals, Inc. *	27,486	19,579,102
		60,147,150
Broadline Retail — 7.3%
Alibaba Group Holding Ltd., ADR (China)	57,404	4,867,285
Amazon.com, Inc. *	1,336,647	293,246,986
MercadoLibre, Inc. (Brazil) *	9,082	15,443,396
		313,557,667
Building Products — 0.8%
Trane Technologies plc	92,204	34,055,547
Capital Markets — 4.6%
Blackstone, Inc.	311,171	53,652,104
Goldman Sachs Group, Inc. (The)	81,170	46,479,565
Interactive Brokers Group, Inc., Class A	129,807	22,933,003
KKR & Co., Inc.	333,451	49,320,737
Moody's Corp.	45,514	21,544,962
Robinhood Markets, Inc., Class A *	112,757	4,201,326
		198,131,697
Commercial Services & Supplies — 0.4%
Copart, Inc. *	328,425	18,848,311
Communications Equipment — 0.9%
Arista Networks, Inc. *	354,240	39,154,147
Construction & Engineering — 1.0%
Quanta Services, Inc.	132,207	41,784,022
Construction Materials — 0.2%
Eagle Materials, Inc.	32,102	7,921,490
Consumer Staples Distribution & Retail — 0.3%
Walmart, Inc.	117,968	10,658,409
INVESTMENTS	SHARES	VALUE($)

Distributors — 0.2%
Pool Corp.	24,107	8,219,041
Electrical Equipment — 1.7%
AMETEK, Inc.	98,202	17,701,893
Eaton Corp. plc	36,583	12,140,800
GE Vernova, Inc.	28,923	9,513,642
Hubbell, Inc.	21,689	9,085,305
Vertiv Holdings Co., Class A	210,480	23,912,633
		72,354,273
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	161,923	11,245,552
Energy Equipment & Services — 0.4%
TechnipFMC plc (United Kingdom)	567,648	16,427,733
Entertainment — 3.2%
Netflix, Inc. *	111,549	99,425,855
Spotify Technology SA *	53,171	23,787,642
Take-Two Interactive Software, Inc. *	85,456	15,730,740
		138,944,237
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B *	43,795	19,851,398
Block, Inc. *	46,552	3,956,454
Mastercard, Inc., Class A	233,683	123,050,457
PayPal Holdings, Inc. *	182,065	15,539,248
		162,397,557
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc.	85,833	14,648,260
Saia, Inc. *	22,510	10,258,482
Uber Technologies, Inc. *	401,387	24,211,664
Union Pacific Corp.	28,161	6,421,834
		55,540,240
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	112,778	12,756,320
Cooper Cos., Inc. (The) *	137,038	12,597,903
Edwards Lifesciences Corp. *	50,332	3,726,078
Intuitive Surgical, Inc. *	140,859	73,522,764
		102,603,065
Health Care Providers & Services — 0.6%
McKesson Corp.	48,171	27,453,135
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc., Class A *	6,610	868,620
Booking Holdings, Inc.	7,890	39,200,834
Chipotle Mexican Grill, Inc. *	93,220	5,621,166
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
DoorDash, Inc., Class A *	249,363	41,830,643
Flutter Entertainment plc (United Kingdom) *	31,578	8,161,334
Hilton Worldwide Holdings, Inc.	47,571	11,757,649
McDonald's Corp.	64,510	18,700,804
Starbucks Corp.	223,369	20,382,421
		146,523,471
Household Durables — 1.1%
DR Horton, Inc.	223,069	31,189,508
Garmin Ltd.	71,912	14,832,569
		46,022,077
Industrial Conglomerates — 0.7%
3M Co.	234,507	30,272,509
Insurance — 0.5%
Progressive Corp. (The)	84,407	20,224,761
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	1,050,394	200,037,033
Meta Platforms, Inc., Class A	404,613	236,904,958
		436,941,991
IT Services — 1.3%
International Business Machines Corp.	92,466	20,326,801
MongoDB, Inc. *	35,817	8,338,556
Shopify, Inc., Class A (Canada) *	194,419	20,672,572
Snowflake, Inc., Class A *	49,262	7,606,545
		56,944,474
Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	32,353	6,357,688
Mettler-Toledo International, Inc. *	5,736	7,019,028
Thermo Fisher Scientific, Inc.	36,277	18,872,384
		32,249,100
Machinery — 0.7%
Ingersoll Rand, Inc.	152,236	13,771,269
ITT, Inc.	126,813	18,119,041
		31,890,310
Media — 0.7%
Trade Desk, Inc. (The), Class A *	262,830	30,890,410
Metals & Mining — 0.0% ^
Freeport-McMoRan, Inc.	28,440	1,082,995
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Energy, Inc.	15,892	3,414,714
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
ConocoPhillips	52,854	5,241,531
EOG Resources, Inc.	118,203	14,489,324
		23,145,569
Personal Care Products — 0.2%
elf Beauty, Inc. *	82,892	10,407,091
Pharmaceuticals — 2.9%
Eli Lilly & Co.	132,368	102,188,096
Intra-Cellular Therapies, Inc. *	112,569	9,401,763
Johnson & Johnson	93,331	13,497,529
		125,087,388
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	96,340	12,398,958
Semiconductors & Semiconductor Equipment — 14.5%
ASML Holding NV (Registered), NYRS (Netherlands)	1,249	865,657
Broadcom, Inc.	648,916	150,444,686
Entegris, Inc.	125,835	12,465,215
Lam Research Corp.	93,694	6,767,518
NVIDIA Corp.	2,953,642	396,644,584
ON Semiconductor Corp. *	184,048	11,604,226
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	165,474	32,679,460
Teradyne, Inc.	109,897	13,838,230
		625,309,576
Software — 14.5%
Adobe, Inc. *	986	438,454
AppLovin Corp., Class A *	43,079	13,950,273
Atlassian Corp., Class A *	78,003	18,984,370
Crowdstrike Holdings, Inc., Class A *	38,431	13,149,551
Fair Isaac Corp. *	6,676	13,291,449
HubSpot, Inc. *	45,159	31,465,436
Intuit, Inc.	70,199	44,120,071
Microsoft Corp.	721,752	304,218,468
Oracle Corp.	384,048	63,997,759
Palo Alto Networks, Inc. *	208,416	37,923,375
Salesforce, Inc.	61,549	20,577,677
ServiceNow, Inc. *	41,588	44,088,271
Synopsys, Inc. *	38,810	18,836,822
		625,041,976
Specialty Retail — 1.5%
AutoZone, Inc. *	4,483	14,354,566
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Home Depot, Inc. (The)	60,845	23,668,097
TJX Cos., Inc. (The)	218,651	26,415,227
		64,437,890
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	1,400,058	350,602,524
Trading Companies & Distributors — 0.3%
Air Lease Corp.	131,506	6,339,904
WW Grainger, Inc.	7,577	7,986,537
		14,326,441
Total Common Stocks (Cost $3,699,595,061)		4,203,675,744
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $103,972,952)	103,972,952	103,972,952
Total Investments — 100.0% (Cost $3,803,568,013)		4,307,648,696
Liabilities in Excess of Other Assets — (0.0)% ^		(776,386)
NET ASSETS — 100.0%		4,306,872,310

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.9%
Aerospace & Defense — 1.6%
Cadre Holdings, Inc.	4,105	132,591
Moog, Inc., Class A	928	182,668
		315,259
Automobile Components — 1.1%
Dorman Products, Inc. *	613	79,414
Patrick Industries, Inc.	1,586	131,765
		211,179
Banks — 19.3%
BancFirst Corp.	2,136	250,296
Camden National Corp.	5,649	241,438
City Holding Co.	1,021	120,968
Columbia Banking System, Inc.	8,263	223,184
First Busey Corp.	9,639	227,191
First Commonwealth Financial Corp.	9,709	164,276
First Merchants Corp.	4,311	171,966
Heritage Commerce Corp.	13,501	126,639
Independent Bank Corp.	7,794	271,465
NBT Bancorp, Inc.	3,157	150,778
Old National Bancorp	14,281	309,969
Premier Financial Corp.	7,629	195,074
Provident Financial Services, Inc.	11,095	209,363
QCR Holdings, Inc.	2,686	216,599
Simmons First National Corp., Class A	10,222	226,724
SouthState Corp.	3,126	310,975
TriCo Bancshares	3,518	153,737
WSFS Financial Corp.	3,921	208,323
		3,778,965
Beverages — 1.4%
Primo Brands Corp.	8,577	263,914
Building Products — 3.1%
AZZ, Inc.	2,404	196,936
Hayward Holdings, Inc. *	15,757	240,924
UFP Industries, Inc.	1,517	170,890
		608,750
Capital Markets — 3.2%
Donnelley Financial Solutions, Inc. *	3,691	231,536
Hamilton Lane, Inc., Class A	1,362	201,644
Virtus Investment Partners, Inc.	863	190,361
		623,541
Chemicals — 3.5%
Hawkins, Inc.	785	96,296
HB Fuller Co.	3,144	212,157
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Innospec, Inc.	1,716	188,863
Quaker Chemical Corp.	697	98,110
Stepan Co.	1,491	96,467
		691,893
Commercial Services & Supplies — 0.7%
Aris Water Solutions, Inc., Class A	5,491	131,509
Containers & Packaging — 0.9%
Pactiv Evergreen, Inc.	10,408	181,828
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B	179	156,074
Diversified REITs — 0.8%
Essential Properties Realty Trust, Inc.	5,211	163,000
Diversified Telecommunication Services — 0.6%
Iridium Communications, Inc.	3,873	112,394
Electric Utilities — 1.4%
IDACORP, Inc.	1,081	118,132
Portland General Electric Co.	3,626	158,166
		276,298
Electronic Equipment, Instruments & Components — 4.3%
Knowles Corp. *	8,552	170,441
Napco Security Technologies, Inc.	2,797	99,461
Sanmina Corp. *	1,154	87,323
ScanSource, Inc. *	4,261	202,185
TTM Technologies, Inc. *	7,780	192,555
Vishay Intertechnology, Inc.	5,385	91,222
		843,187
Energy Equipment & Services — 2.1%
Cactus, Inc., Class A	1,388	81,004
ChampionX Corp.	7,358	200,064
Noble Corp. plc	1,559	48,953
Weatherford International plc	1,161	83,162
		413,183
Financial Services — 2.3%
PennyMac Financial Services, Inc.	2,016	205,914
Radian Group, Inc.	7,590	240,755
		446,669
Food Products — 1.0%
Dole plc	7,786	105,422
Flowers Foods, Inc.	4,762	98,383
		203,805
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — 2.6%
Chesapeake Utilities Corp.	1,840	223,284
ONE Gas, Inc.	2,936	203,318
Southwest Gas Holdings, Inc.	1,060	74,953
		501,555
Ground Transportation — 0.9%
Marten Transport Ltd.	11,719	182,934
Health Care Equipment & Supplies — 1.6%
Inmode Ltd. *	6,429	107,364
LivaNova plc *	2,391	110,727
Utah Medical Products, Inc.	1,455	89,439
		307,530
Health Care Providers & Services — 4.8%
Concentra Group Holdings Parent, Inc.	6,551	129,579
Encompass Health Corp.	3,690	340,771
Ensign Group, Inc. (The)	1,584	210,450
Patterson Cos., Inc.	8,109	250,244
		931,044
Health Care REITs — 1.5%
CareTrust REIT, Inc.	6,843	185,103
Sabra Health Care REIT, Inc.	6,500	112,580
		297,683
Hotel & Resort REITs — 1.1%
RLJ Lodging Trust	8,072	82,415
Sunstone Hotel Investors, Inc.	10,985	130,063
		212,478
Hotels, Restaurants & Leisure — 0.2%
Bloomin' Brands, Inc.	3,537	43,187
Household Durables — 2.0%
La-Z-Boy, Inc.	2,907	126,658
M/I Homes, Inc. *	1,321	175,627
Meritage Homes Corp.	628	96,599
		398,884
Industrial REITs — 1.1%
Plymouth Industrial REIT, Inc.	5,278	93,948
Terreno Realty Corp.	2,210	130,700
		224,648
Insurance — 3.2%
Safety Insurance Group, Inc.	3,128	257,747
Selective Insurance Group, Inc.	3,906	365,289
		623,036
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — 1.1%
IAC, Inc. *	4,882	210,610
Leisure Products — 0.5%
YETI Holdings, Inc. *	2,775	106,865
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc. *	2,916	54,383
Machinery — 4.5%
Atmus Filtration Technologies, Inc.	3,740	146,533
Enpro, Inc.	988	170,381
Kadant, Inc.	529	182,500
Mueller Industries, Inc.	1,959	155,466
Tennant Co.	1,567	127,757
Toro Co. (The)	1,251	100,205
		882,842
Media — 0.6%
John Wiley & Sons, Inc., Class A	2,597	113,515
Multi-Utilities — 0.9%
Unitil Corp.	3,094	167,664
Office REITs — 1.7%
COPT Defense Properties	5,703	176,508
Highwoods Properties, Inc.	5,349	163,572
		340,080
Oil, Gas & Consumable Fuels — 4.0%
Chord Energy Corp.	1,623	189,761
CNX Resources Corp. *	5,274	193,398
Magnolia Oil & Gas Corp., Class A	8,068	188,630
Matador Resources Co.	3,647	205,180
		776,969
Personal Care Products — 1.6%
Edgewell Personal Care Co.	4,352	146,227
Interparfums, Inc.	1,203	158,207
		304,434
Pharmaceuticals — 0.9%
Prestige Consumer Healthcare, Inc. *	2,137	166,878
Residential REITs — 1.5%
Centerspace	1,892	125,156
Independence Realty Trust, Inc.	8,299	164,652
		289,808
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — 2.5%
Agree Realty Corp.	3,697	260,453
Kite Realty Group Trust	9,207	232,385
		492,838
Semiconductors & Semiconductor Equipment — 1.5%
Diodes, Inc. *	2,960	182,543
Synaptics, Inc. *	1,449	110,588
		293,131
Specialized REITs — 0.4%
Rayonier, Inc.	3,251	84,851
Specialty Retail — 2.2%
Group 1 Automotive, Inc.	698	294,193
Urban Outfitters, Inc. *	2,628	144,225
		438,418
Textiles, Apparel & Luxury Goods — 2.7%
Carter's, Inc.	2,087	113,095
Kontoor Brands, Inc.	2,795	238,721
Steven Madden Ltd.	4,224	179,604
		531,420
Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	864	206,902
Beacon Roofing Supply, Inc. *	2,039	207,122
McGrath RentCorp	1,699	189,982
		604,006
INVESTMENTS	SHARES	VALUE($)

Water Utilities — 0.8%
American States Water Co.	2,105	163,601
Total Common Stocks (Cost $17,623,992)		19,166,740
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $397,909)	397,909	397,909
Total Investments — 99.9% (Cost $18,021,901)		19,564,649
Other Assets in Excess of Liabilities — 0.1%		18,042
NET ASSETS — 100.0%		19,582,691

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	December 31, 2024

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.2%
Aerospace & Defense — 2.2%
Boeing Co. (The) *	20,433	3,616,641
General Dynamics Corp.	61,151	16,112,677
Northrop Grumman Corp.	15,984	7,501,131
RTX Corp.	126,833	14,677,115
Spirit AeroSystems Holdings, Inc., Class A *	19,870	677,170
Textron, Inc.	145,216	11,107,572
		53,692,306
Air Freight & Logistics — 1.1%
FedEx Corp.	37,761	10,623,302
United Parcel Service, Inc., Class B	131,762	16,615,188
		27,238,490
Automobile Components — 0.3%
Gentex Corp.	207,636	5,965,382
Banks — 10.3%
Bank of America Corp.	1,454,983	63,946,503
Citigroup, Inc.	286,262	20,149,982
Comerica, Inc.	93,964	5,811,673
Fifth Third Bancorp	351,091	14,844,128
First Citizens BancShares, Inc., Class A	15,313	32,356,675
First Horizon Corp.	239,405	4,821,617
M&T Bank Corp.	70,931	13,335,737
PNC Financial Services Group, Inc. (The)	68,999	13,306,457
Truist Financial Corp.	217,292	9,426,127
Wells Fargo & Co.	1,031,461	72,449,821
		250,448,720
Beverages — 0.3%
PepsiCo, Inc.	52,509	7,984,519
Biotechnology — 3.6%
AbbVie, Inc.	233,560	41,503,612
Biogen, Inc. *	22,735	3,476,636
BioMarin Pharmaceutical, Inc. *	103,768	6,820,671
Neurocrine Biosciences, Inc. *	19,655	2,682,907
Regeneron Pharmaceuticals, Inc. *	34,441	24,533,358
Vertex Pharmaceuticals, Inc. *	17,479	7,038,793
		86,055,977
Broadline Retail — 0.7%
Amazon.com, Inc. *	74,057	16,247,365
Building Products — 2.1%
Carrier Global Corp.	558,213	38,103,619
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Owens Corning	46,763	7,964,674
Trane Technologies plc	13,767	5,084,842
		51,153,135
Capital Markets — 4.6%
Ares Management Corp.	65,463	11,588,915
Blackrock, Inc.	13,204	13,535,552
Blackstone, Inc.	80,900	13,948,778
Charles Schwab Corp. (The)	313,115	23,173,641
Goldman Sachs Group, Inc. (The)	35,201	20,156,797
Jefferies Financial Group, Inc.	70	5,488
Morgan Stanley	183,720	23,097,278
Raymond James Financial, Inc.	37,133	5,767,869
		111,274,318
Chemicals — 1.9%
Air Products and Chemicals, Inc.	81,178	23,544,867
Axalta Coating Systems Ltd. *	473,403	16,199,850
Chemours Co. (The)	380,613	6,432,360
		46,177,077
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	25,419	5,113,794
Construction Materials — 0.6%
Vulcan Materials Co.	58,003	14,920,112
Consumer Finance — 1.6%
American Express Co.	60,330	17,905,341
Capital One Financial Corp.	69,108	12,323,338
Discover Financial Services	51,117	8,854,998
		39,083,677
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc. *	134,595	12,026,063
Performance Food Group Co. *	257,954	21,810,011
Walmart, Inc.	380,402	34,369,321
		68,205,395
Containers & Packaging — 1.4%
Ball Corp.	136,072	7,501,650
Graphic Packaging Holding Co.	225,082	6,113,227
International Paper Co.	109,158	5,874,884
Sealed Air Corp.	172,322	5,829,653
Silgan Holdings, Inc.	164,127	8,542,810
		33,862,224
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	466,035	18,636,740
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 1.1%
Entergy Corp.	63,950	4,848,689
NextEra Energy, Inc.	182,350	13,072,671
Xcel Energy, Inc.	121,353	8,193,755
		26,115,115
Electrical Equipment — 1.9%
Eaton Corp. plc	56,127	18,626,868
Emerson Electric Co.	98,765	12,239,946
nVent Electric plc	71,844	4,896,887
Regal Rexnord Corp.	70,994	11,013,299
		46,777,000
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	114	5,417
TD SYNNEX Corp.	45,784	5,369,548
		5,374,965
Entertainment — 1.1%
Live Nation Entertainment, Inc. *	50,863	6,586,758
Walt Disney Co. (The)	185,353	20,639,057
		27,225,815
Financial Services — 5.6%
Affirm Holdings, Inc. *	131,902	8,032,832
Berkshire Hathaway, Inc., Class B *	103,929	47,108,937
Block, Inc. *	342,173	29,081,283
Corpay, Inc. *	51,815	17,535,232
Fidelity National Information Services, Inc.	64,787	5,232,846
Fiserv, Inc. *	144,920	29,769,467
		136,760,597
Food Products — 0.5%
Lamb Weston Holdings, Inc.	72,109	4,819,044
Mondelez International, Inc., Class A	136,131	8,131,105
		12,950,149
Ground Transportation — 2.5%
CSX Corp.	1,200,586	38,742,910
Knight-Swift Transportation Holdings, Inc.	33,433	1,773,286
Uber Technologies, Inc. *	113,970	6,874,671
Union Pacific Corp.	57,032	13,005,577
		60,396,444
Health Care Equipment & Supplies — 1.1%
Becton Dickinson & Co.	33,968	7,706,320
Boston Scientific Corp. *	119,390	10,663,915
Medtronic plc	109,703	8,763,076
		27,133,311
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — 4.9%
Cardinal Health, Inc.	173,346	20,501,631
Cigna Group (The)	67,775	18,715,389
CVS Health Corp.	226	10,145
Elevance Health, Inc.	11,463	4,228,701
Humana, Inc.	25,301	6,419,117
Labcorp Holdings, Inc.	32,181	7,379,747
McKesson Corp.	26,142	14,898,587
UnitedHealth Group, Inc.	86,307	43,659,259
Universal Health Services, Inc., Class B	17,184	3,083,153
		118,895,729
Health Care REITs — 0.3%
Ventas, Inc.	128,267	7,553,644
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	420,848	7,373,257
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	1,255	6,235,367
Carnival Corp. *	605,011	15,076,874
McDonald's Corp.	122,084	35,390,931
		56,703,172
Household Durables — 0.5%
Mohawk Industries, Inc. *	96,922	11,546,318
Household Products — 0.6%
Procter & Gamble Co. (The)	85,663	14,361,402
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	42,552	9,612,071
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	169,457	3,626,380
Lineage, Inc.	24,025	1,407,144
Prologis, Inc.	27,862	2,945,013
		7,978,537
Insurance — 2.5%
Arthur J Gallagher & Co.	23,958	6,800,478
Chubb Ltd.	43,788	12,098,625
Hartford Financial Services Group, Inc. (The)	83,168	9,098,579
Marsh & McLennan Cos., Inc.	31,937	6,783,738
MetLife, Inc.	224,244	18,361,099
Oscar Health, Inc., Class A *	534,946	7,189,674
		60,332,193
Interactive Media & Services — 1.3%
Alphabet, Inc., Class C	47,701	9,084,179
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Meta Platforms, Inc., Class A	15,830	9,268,623
Pinterest, Inc., Class A *	415,678	12,054,662
		30,407,464
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	251,426	19,334,660
International Business Machines Corp.	32,180	7,074,129
		26,408,789
Leisure Products — 0.1%
Brunswick Corp.	32,027	2,071,506
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	13,773	7,165,128
Machinery — 2.4%
AGCO Corp.	42,911	4,011,320
Deere & Co.	27,653	11,716,576
Dover Corp.	94,428	17,714,693
Gates Industrial Corp. plc *	381,274	7,842,806
Middleby Corp. (The) *	37,723	5,109,581
Parker-Hannifin Corp.	18,761	11,932,559
		58,327,535
Media — 0.6%
Comcast Corp., Class A	363,270	13,633,523
Metals & Mining — 0.9%
Alcoa Corp.	253,606	9,581,235
Commercial Metals Co.	41,764	2,071,495
Freeport-McMoRan, Inc.	276,652	10,534,908
United States Steel Corp.	170	5,778
		22,193,416
Multi-Utilities — 1.5%
CMS Energy Corp.	167,134	11,139,481
Dominion Energy, Inc.	129,057	6,951,010
NiSource, Inc.	151,923	5,584,689
Public Service Enterprise Group, Inc.	153,179	12,942,094
		36,617,274
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	252,867	36,625,256
ConocoPhillips	277,794	27,548,831
EOG Resources, Inc.	128,663	15,771,511
EQT Corp.	138,919	6,405,555
Exxon Mobil Corp.	336,726	36,221,616
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
Hess Corp.	43,842	5,831,424
Shell plc, ADR	39,169	2,453,938
		130,858,131
Passenger Airlines — 1.2%
American Airlines Group, Inc. *	447,501	7,799,942
Copa Holdings SA, Class A (Panama)	11,952	1,050,342
Delta Air Lines, Inc.	103,861	6,283,591
Southwest Airlines Co.	399,079	13,417,036
		28,550,911
Pharmaceuticals — 3.1%
AstraZeneca plc, ADR (United Kingdom)	73,141	4,792,198
Bristol-Myers Squibb Co.	612,137	34,622,469
Eli Lilly & Co.	7,068	5,456,496
Johnson & Johnson	164,804	23,833,954
Merck & Co., Inc.	69,574	6,921,222
		75,626,339
Professional Services — 0.3%
Genpact Ltd.	149,660	6,427,897
Real Estate Management & Development — 0.5%
Zillow Group, Inc., Class C *	167,706	12,418,629
Residential REITs — 0.2%
AvalonBay Communities, Inc.	17,963	3,951,321
Equity LifeStyle Properties, Inc.	108	7,193
		3,958,514
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc. *	56,179	6,785,861
Analog Devices, Inc.	93,961	19,962,954
ASML Holding NV (Registered), NYRS (Netherlands)	5,380	3,728,770
Microchip Technology, Inc.	72	4,129
Micron Technology, Inc.	305,916	25,745,891
NXP Semiconductors NV (China)	57,759	12,005,208
Texas Instruments, Inc.	96,374	18,071,089
		86,303,902
Software — 1.6%
Adobe, Inc. *	13,233	5,884,450
Microsoft Corp.	40,197	16,943,035
Oracle Corp.	20,043	3,339,966
Salesforce, Inc.	32,460	10,852,352
Synopsys, Inc. *	2,209	1,072,160
		38,091,963
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — 1.4%
Digital Realty Trust, Inc.	70,753	12,546,630
Equinix, Inc.	14,711	13,870,855
Outfront Media, Inc.	2,326	41,263
SBA Communications Corp.	37,645	7,672,051
		34,130,799
Specialty Retail — 3.5%
AutoZone, Inc. *	3,466	11,098,132
Home Depot, Inc. (The)	44,532	17,322,503
Lowe's Cos., Inc.	83,934	20,714,911
O'Reilly Automotive, Inc. *	7,149	8,477,284
Ross Stores, Inc.	65,678	9,935,111
TJX Cos., Inc. (The)	146,678	17,720,169
		85,268,110
Technology Hardware, Storage & Peripherals — 2.9%
Dell Technologies, Inc., Class C	62,849	7,242,719
Hewlett Packard Enterprise Co.	1,007,678	21,513,925
Seagate Technology Holdings plc	135,149	11,664,710
Western Digital Corp. *	500,775	29,861,213
		70,282,567
Textiles, Apparel & Luxury Goods — 0.2%
Kontoor Brands, Inc.	57,584	4,918,249
Tobacco — 1.7%
Philip Morris International, Inc.	337,842	40,659,285
Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)	77,414	7,408,520
WESCO International, Inc.	34,718	6,282,569
		13,691,089
INVESTMENTS	SHARES	VALUE($)

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	22,683	5,006,819
Total Common Stocks (Cost $2,223,981,629)		2,306,166,789
Short-Term Investments — 4.7%
Investment Companies — 4.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $114,584,992)	114,584,992	114,584,992
Total Investments — 99.9% (Cost $2,338,566,621)		2,420,751,781
Other Assets in Excess of Liabilities — 0.1%		1,677,030
NET ASSETS — 100.0%		2,422,428,811

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	December 31, 2024

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 85.1%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	1,558,403	170,442,536
Northrop Grumman Corp.	102,250	47,984,902
RTX Corp.	1,810,423	209,502,150
Textron, Inc.	1,470,396	112,470,590
TransDigm Group, Inc.	165,564	209,815,946
		750,216,124
Air Freight & Logistics — 1.2%
FedEx Corp.	481,613	135,492,185
United Parcel Service, Inc., Class B	2,409,310	303,813,991
		439,306,176
Banks — 0.6%
Bank of America Corp.	2,770,307	121,754,992
US Bancorp	1,970,149	94,232,227
		215,987,219
Beverages — 3.1%
Coca-Cola Co. (The)	6,334,338	394,375,884
Monster Beverage Corp. *	5,155,801	270,988,900
PepsiCo, Inc.	3,128,327	475,693,404
		1,141,058,188
Biotechnology — 3.1%
AbbVie, Inc.	2,909,770	517,066,129
Regeneron Pharmaceuticals, Inc. *	501,433	357,185,769
Vertex Pharmaceuticals, Inc. *	660,807	266,106,979
		1,140,358,877
Broadline Retail — 1.7%
Amazon.com, Inc. *	2,797,500	613,743,525
Building Products — 1.9%
Carrier Global Corp.	2,021,599	137,994,348
Trane Technologies plc	1,560,758	576,465,967
		714,460,315
Capital Markets — 2.0%
Ameriprise Financial, Inc.	534,872	284,781,899
CME Group, Inc.	1,947,239	452,207,313
		736,989,212
Chemicals — 1.6%
Linde plc	1,119,573	468,731,628
PPG Industries, Inc.	1,145,587	136,840,367
		605,571,995
Communications Equipment — 0.3%
Motorola Solutions, Inc.	243,279	112,450,852
INVESTMENTS	SHARES	VALUE($)

Consumer Finance — 1.0%
American Express Co.	1,220,025	362,091,220
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	317,879	291,262,991
Walmart, Inc.	2,917,540	263,599,739
		554,862,730
Electric Utilities — 3.2%
Entergy Corp.	484,858	36,761,933
NextEra Energy, Inc.	6,743,559	483,445,745
PG&E Corp.	7,080,157	142,877,568
Southern Co. (The)	6,504,243	535,429,284
		1,198,514,530
Electrical Equipment — 2.0%
AMETEK, Inc.	332,766	59,984,399
Eaton Corp. plc	1,223,986	406,204,234
Emerson Electric Co.	2,327,958	288,503,835
		754,692,468
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc. *	211,974	34,049,384
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B *	563,888	255,599,153
Corpay, Inc. *	779,303	263,731,721
Fiserv, Inc. *	1,239,261	254,568,995
Jack Henry & Associates, Inc.	855,699	150,004,035
Mastercard, Inc., Class A	1,148,356	604,689,819
Visa, Inc., Class A	1,797,014	567,928,304
		2,096,522,027
Food Products — 1.3%
Mondelez International, Inc., Class A	7,732,136	461,840,483
Ground Transportation — 1.0%
CSX Corp.	8,764,225	282,821,541
Union Pacific Corp.	330,955	75,470,978
		358,292,519
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	2,164,064	244,777,279
Boston Scientific Corp. *	1,912,072	170,786,271
Medtronic plc	3,822,588	305,348,330
Stryker Corp.	1,096,785	394,897,439
		1,115,809,319
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — 1.4%
Elevance Health, Inc.	334,416	123,366,063
UnitedHealth Group, Inc.	815,098	412,325,474
		535,691,537
Health Care REITs — 0.2%
Welltower, Inc.	465,261	58,636,844
Hotels, Restaurants & Leisure — 4.0%
Booking Holdings, Inc.	51,222	254,492,409
Chipotle Mexican Grill, Inc. *	5,041,382	303,995,335
McDonald's Corp.	1,633,255	473,464,292
Yum! Brands, Inc.	3,287,321	441,026,985
		1,472,979,021
Household Products — 1.7%
Church & Dwight Co., Inc.	2,444,472	255,960,663
Procter & Gamble Co. (The)	2,319,537	388,870,378
		644,831,041
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	2,331,866	526,745,211
Industrial REITs — 0.5%
Prologis, Inc.	1,592,463	168,323,339
Insurance — 3.7%
Aon plc, Class A	340,999	122,473,201
Arthur J Gallagher & Co.	720,616	204,546,852
Chubb Ltd.	486,926	134,537,654
Marsh & McLennan Cos., Inc.	243,713	51,767,078
MetLife, Inc.	480,833	39,370,606
Progressive Corp. (The)	2,465,693	590,804,700
Travelers Cos., Inc. (The)	893,917	215,335,666
		1,358,835,757
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	2,893,724	547,781,953
Meta Platforms, Inc., Class A	1,020,231	597,355,453
		1,145,137,406
IT Services — 1.7%
Accenture plc, Class A (Ireland)	892,696	314,041,526
Cognizant Technology Solutions Corp., Class A	4,074,478	313,327,358
		627,368,884
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — 1.6%
Danaher Corp.	507,233	116,435,335
Thermo Fisher Scientific, Inc.	940,487	489,269,552
		605,704,887
Machinery — 2.0%
Caterpillar, Inc.	224,357	81,387,745
Deere & Co.	539,187	228,453,532
Ingersoll Rand, Inc.	1,369,971	123,927,577
Otis Worldwide Corp.	3,495,845	323,750,205
		757,519,059
Media — 1.2%
Comcast Corp., Class A	11,716,842	439,733,080
Multi-Utilities — 1.5%
CMS Energy Corp.	3,013,826	200,871,503
Dominion Energy, Inc.	1,581,903	85,201,295
Public Service Enterprise Group, Inc.	3,072,771	259,618,422
		545,691,220
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	2,963,409	293,881,271
EOG Resources, Inc.	2,471,128	302,910,870
Exxon Mobil Corp.	3,120,339	335,654,866
		932,447,007
Personal Care Products — 0.2%
Kenvue, Inc.	3,506,240	74,858,224
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	8,404,903	475,381,314
Eli Lilly & Co.	367,204	283,481,488
Johnson & Johnson	980,295	141,770,263
Merck & Co., Inc.	993,446	98,828,008
		999,461,073
Professional Services — 0.3%
Leidos Holdings, Inc.	718,141	103,455,392
Residential REITs — 0.0% ^
Equity LifeStyle Properties, Inc.	222,664	14,829,422
Semiconductors & Semiconductor Equipment — 6.5%
Analog Devices, Inc.	2,298,666	488,374,578
ASML Holding NV (Registered), NYRS (Netherlands)	281,201	194,894,789
Marvell Technology, Inc.	1,947,518	215,103,363
Micron Technology, Inc.	1,163,054	97,882,625
NVIDIA Corp.	4,324,007	580,670,900
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	2,065,146	429,240,596
Texas Instruments, Inc.	2,106,305	394,953,251
		2,401,120,102
Software — 5.1%
Cadence Design Systems, Inc. *	362,773	108,998,776
Intuit, Inc.	409,139	257,143,862
Microsoft Corp.	1,277,226	538,350,759
Oracle Corp.	745,052	124,155,465
Salesforce, Inc.	888,898	297,185,268
ServiceNow, Inc. *	544,592	577,332,871
		1,903,167,001
Specialized REITs — 1.9%
American Tower Corp.	484,634	88,886,722
Equinix, Inc.	378,759	357,128,073
SBA Communications Corp.	1,278,070	260,470,666
		706,485,461
Specialty Retail — 3.7%
AutoZone, Inc. *	86,413	276,694,426
Burlington Stores, Inc. *	494,705	141,020,608
Lowe's Cos., Inc.	1,881,425	464,335,690
Ross Stores, Inc.	3,213,297	486,075,437
		1,368,126,161
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	1,034,383	259,030,191
Seagate Technology Holdings plc	1,334,342	115,167,058
		374,197,249
Tobacco — 0.6%
Altria Group, Inc.	1,384,794	72,410,879
Philip Morris International, Inc.	1,114,832	134,170,031
		206,580,910
Trading Companies & Distributors — 0.3%
United Rentals, Inc.	144,915	102,083,923
Total Common Stocks (Cost $26,220,071,106)		31,480,826,374
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.6%
Barclays Bank plc, ELN, 41.20%, 2/4/2025, (linked to S&P 500 Index) (United Kingdom) (a)	54,658	331,579,478
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Barclays Bank plc, ELN, 47.30%, 2/7/2025, (linked to S&P 500 Index) (United Kingdom) (a)	56,375	334,136,316
BNP Paribas Issuance BV, ELN, 40.48%, 1/21/2025, (linked to S&P 500 Index) (a)	56,212	337,906,071
BNP Paribas, ELN, 42.20%, 1/8/2025, (linked to S&P 500 Index) (a)	57,846	343,224,035
BNP Paribas, ELN, 53.51%, 1/31/2025, (linked to S&P 500 Index) (a)	55,239	335,394,636
BofA Finance LLC, ELN, 40.45%, 1/17/2025, (linked to S&P 500 Index) (a)	56,670	339,122,914
BofA Finance LLC, ELN, 42.48%, 1/7/2025, (linked to S&P 500 Index) (a)	57,625	341,496,123
BofA Finance LLC, ELN, 43.08%, 1/24/2025, (linked to S&P 500 Index) (a)	54,871	331,223,853
Royal Bank of Canada, ELN, 38.06%, 1/14/2025, (linked to S&P 500 Index) (Canada) (a)	56,789	338,585,672
Royal Bank of Canada, ELN, 41.46%, 1/22/2025, (linked to S&P 500 Index) (Canada) (a)	56,518	340,035,461
Societe Generale SA, ELN, 55.55%, 1/28/2025, (linked to S&P 500 Index) (a)	51,133	304,652,971
UBS AG, ELN, 38.49%, 1/10/2025, (linked to S&P 500 Index) (Switzerland) (a)	57,025	338,776,971
UBS AG, ELN, 38.92%, 1/13/2025, (linked to S&P 500 Index) (Switzerland) (a)	56,683	337,793,269
UBS AG, ELN, 44.39%, 2/3/2025, (linked to S&P 500 Index) (Switzerland) (a)	55,771	335,529,490
Wells Fargo Bank, ELN, 61.94%, 1/27/2025, (linked to S&P 500 Index)	53,644	319,929,597
Total Equity-Linked Notes (Cost $5,028,019,551)		5,009,386,857
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c) (Cost $523,661,539)	523,661,539	523,661,539
Total Investments — 100.1% (Cost $31,771,752,196)		37,013,874,770
Liabilities in Excess of Other Assets — (0.1)%		(23,868,332)
NET ASSETS — 100.0%		36,990,006,438

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	December 31, 2024

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	1,305	142,728
Northrop Grumman Corp.	227	106,529
		249,257
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	1,154	145,519
Automobile Components — 0.1%
Aptiv plc (Jersey) *	262	15,846
Automobiles — 1.4%
Tesla, Inc. *	430	173,651
Banks — 4.6%
Bank of America Corp.	3,673	161,428
First Citizens BancShares, Inc., Class A	24	50,713
Truist Financial Corp.	1,741	75,525
Wells Fargo & Co.	4,214	295,991
		583,657
Beverages — 0.7%
Coca-Cola Co. (The)	1,513	94,199
Biotechnology — 2.9%
AbbVie, Inc.	1,163	206,665
Regeneron Pharmaceuticals, Inc. *	149	106,137
Vertex Pharmaceuticals, Inc. *	123	49,532
		362,334
Broadline Retail — 5.2%
Amazon.com, Inc. *	2,981	654,002
Building Products — 1.2%
Trane Technologies plc	412	152,172
Capital Markets — 2.5%
Ameriprise Financial, Inc.	256	136,302
CME Group, Inc.	428	99,395
Morgan Stanley	632	79,455
		315,152
Chemicals — 1.4%
Axalta Coating Systems Ltd. *	2,127	72,786
DuPont de Nemours, Inc.	1,113	84,866
Linde plc	38	15,910
		173,562
Communications Equipment — 0.2%
Motorola Solutions, Inc.	56	25,885
Consumer Finance — 1.5%
American Express Co.	656	194,694
INVESTMENTS	SHARES	VALUE($)

Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc. *	529	47,266
Costco Wholesale Corp.	48	43,981
Performance Food Group Co. *	716	60,538
		151,785
Electric Utilities — 2.2%
NextEra Energy, Inc.	1,224	87,749
PG&E Corp.	4,218	85,119
Southern Co. (The)	1,262	103,888
		276,756
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,249	86,743
Entertainment — 0.6%
Spotify Technology SA *	175	78,291
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	202	91,562
Block, Inc. *	1,064	90,429
Mastercard, Inc., Class A	487	256,440
MGIC Investment Corp.	1,794	42,536
WEX, Inc. *	274	48,038
		529,005
Food Products — 0.9%
Mondelez International, Inc., Class A	1,993	119,042
Ground Transportation — 1.0%
CSX Corp.	4,040	130,371
Health Care Equipment & Supplies — 2.0%
Medtronic plc	967	77,244
Stryker Corp.	484	174,264
		251,508
Health Care Providers & Services — 2.4%
Cigna Group (The)	237	65,445
UnitedHealth Group, Inc.	469	237,249
		302,694
Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc. *	1,194	71,998
Hilton Worldwide Holdings, Inc.	322	79,586
McDonald's Corp.	383	111,028
Starbucks Corp.	176	16,060
		278,672
Household Products — 0.3%
Church & Dwight Co., Inc.	345	36,125
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	625	141,181
Industrial REITs — 0.6%
Prologis, Inc.	679	71,770
Insurance — 1.9%
MetLife, Inc.	1,390	113,813
Progressive Corp. (The)	509	121,962
		235,775
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A	2,217	419,678
Meta Platforms, Inc., Class A	783	458,454
		878,132
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	807	62,058
Life Sciences Tools & Services — 0.8%
Danaher Corp.	424	97,329
Machinery — 1.2%
Deere & Co.	172	72,876
Dover Corp.	453	84,983
		157,859
Media — 1.1%
Comcast Corp., Class A	3,692	138,561
Multi-Utilities — 0.6%
CMS Energy Corp.	1,098	73,182
Oil, Gas & Consumable Fuels — 3.6%
ConocoPhillips	1,152	114,244
EOG Resources, Inc.	1,071	131,283
Exxon Mobil Corp.	1,903	204,706
		450,233
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	199	14,921
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	3,304	186,874
Elanco Animal Health, Inc. *	3,697	44,771
Eli Lilly & Co.	195	150,540
		382,185
Professional Services — 0.5%
Leidos Holdings, Inc.	425	61,225
Semiconductors & Semiconductor Equipment — 11.3%
Broadcom, Inc.	1,009	233,927
Lam Research Corp.	401	28,964
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc.	178	19,660
Micron Technology, Inc.	1,140	95,942
NVIDIA Corp.	6,925	929,958
NXP Semiconductors NV (China)	543	112,863
		1,421,314
Software — 10.7%
Fair Isaac Corp. *	40	79,637
Intuit, Inc.	166	104,331
Microsoft Corp.	2,298	968,607
Salesforce, Inc.	496	165,828
Synopsys, Inc. *	78	37,858
		1,356,261
Specialized REITs — 0.9%
Digital Realty Trust, Inc.	487	86,360
Equinix, Inc.	35	33,001
		119,361
Specialty Retail — 2.3%
AutoZone, Inc. *	22	70,444
Lowe's Cos., Inc.	626	154,497
TJX Cos., Inc. (The)	568	68,620
		293,561
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	3,300	826,386
Hewlett Packard Enterprise Co.	3,464	73,956
Seagate Technology Holdings plc	929	80,182
		980,524
Tobacco — 1.3%
Philip Morris International, Inc.	1,409	169,573
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.	374	82,553
Total Common Stocks (Cost $11,367,008)		12,568,480
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $48,571)	48,571	48,571
Total Investments — 99.9% (Cost $11,415,579)		12,617,051
Other Assets in Excess of Liabilities — 0.1%		6,832
NET ASSETS — 100.0%		12,623,883

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.7%
Aerospace & Defense — 2.6%
HEICO Corp., Class A	410	76,293
Howmet Aerospace, Inc.	881	96,355
		172,648
Banks — 3.6%
Fifth Third Bancorp	356	15,052
First Citizens BancShares, Inc., Class A	12	25,356
First Horizon Corp.	3,322	66,905
M&T Bank Corp.	392	73,700
Regions Financial Corp.	2,566	60,352
		241,365
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc. *	177	41,650
Natera, Inc. *	461	72,976
Sarepta Therapeutics, Inc. *	244	29,668
Viking Therapeutics, Inc. *	170	6,841
		151,135
Building Products — 2.6%
AAON, Inc.	370	43,541
Carlisle Cos., Inc.	139	51,269
Fortune Brands Innovations, Inc.	622	42,501
Masco Corp.	531	38,535
		175,846
Capital Markets — 5.5%
Ares Management Corp.	308	54,525
LPL Financial Holdings, Inc.	74	24,162
MSCI, Inc.	68	40,801
Northern Trust Corp.	479	49,097
Raymond James Financial, Inc.	688	106,867
State Street Corp.	750	73,612
Tradeweb Markets, Inc., Class A	115	15,056
		364,120
Chemicals — 2.2%
Axalta Coating Systems Ltd. *	1,099	37,608
Chemours Co. (The)	1,901	32,127
Dow, Inc.	804	32,265
Element Solutions, Inc.	1,047	26,625
LyondellBasell Industries NV, Class A	271	20,127
		148,752
Construction & Engineering — 1.3%
Quanta Services, Inc.	275	86,914
INVESTMENTS	SHARES	VALUE($)

Construction Materials — 1.3%
Eagle Materials, Inc.	150	37,014
Martin Marietta Materials, Inc.	101	52,167
		89,181
Consumer Finance — 0.9%
Discover Financial Services	351	60,804
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc. *	587	52,448
Performance Food Group Co. *	676	57,156
US Foods Holding Corp. *	704	47,492
		157,096
Containers & Packaging — 2.0%
AptarGroup, Inc.	342	53,728
Ball Corp.	438	24,147
Packaging Corp. of America	236	53,131
		131,006
Distributors — 1.0%
Genuine Parts Co.	113	13,194
LKQ Corp.	1,112	40,866
Pool Corp.	42	14,319
		68,379
Electric Utilities — 2.6%
Edison International	541	43,193
PG&E Corp.	3,024	61,024
Xcel Energy, Inc.	1,074	72,517
		176,734
Electrical Equipment — 0.7%
AMETEK, Inc.	150	27,039
Hubbell, Inc.	42	17,593
		44,632
Electronic Equipment, Instruments & Components — 1.9%
TD SYNNEX Corp.	379	44,449
Teledyne Technologies, Inc. *	37	17,173
Zebra Technologies Corp., Class A *	165	63,726
		125,348
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	1,949	56,404
Entertainment — 0.8%
Take-Two Interactive Software, Inc. *	276	50,806
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 2.8%
Block, Inc. *	1,121	95,274
Fidelity National Information Services, Inc.	1,174	94,824
		190,098
Food Products — 1.5%
Archer-Daniels-Midland Co.	585	29,554
Hershey Co. (The)	205	34,717
Post Holdings, Inc. *	286	32,736
		97,007
Ground Transportation — 1.6%
JB Hunt Transport Services, Inc.	295	50,345
Saia, Inc. *	128	58,333
		108,678
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc. *	192	14,932
Envista Holdings Corp. *	2,258	43,557
Zimmer Biomet Holdings, Inc.	429	45,315
		103,804
Health Care Providers & Services — 2.9%
Cardinal Health, Inc.	569	67,296
Encompass Health Corp.	577	53,286
Humana, Inc.	117	29,684
Quest Diagnostics, Inc.	300	45,258
		195,524
Hotels, Restaurants & Leisure — 4.4%
Darden Restaurants, Inc.	286	53,393
Expedia Group, Inc. *	278	51,800
Hilton Worldwide Holdings, Inc.	315	77,855
Las Vegas Sands Corp.	658	33,795
Royal Caribbean Cruises Ltd.	319	73,590
		290,433
Household Durables — 1.9%
Garmin Ltd.	385	79,410
Toll Brothers, Inc.	349	43,957
		123,367
Household Products — 0.7%
Church & Dwight Co., Inc.	179	18,743
Reynolds Consumer Products, Inc.	1,078	29,095
		47,838
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,043	13,423
INVESTMENTS	SHARES	VALUE($)

Industrial REITs — 1.0%
EastGroup Properties, Inc.	267	42,851
Rexford Industrial Realty, Inc.	643	24,858
		67,709
Insurance — 4.1%
Arch Capital Group Ltd.	727	67,138
Arthur J Gallagher & Co.	83	23,560
Hartford Financial Services Group, Inc. (The)	585	63,999
Loews Corp.	671	56,827
Prudential Financial, Inc.	192	22,758
RLI Corp.	253	41,702
		275,984
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A	631	48,524
Gartner, Inc. *	99	47,962
MongoDB, Inc. *	111	25,842
		122,328
Life Sciences Tools & Services — 2.1%
IQVIA Holdings, Inc. *	254	49,914
Mettler-Toledo International, Inc. *	36	44,052
West Pharmaceutical Services, Inc.	131	42,910
		136,876
Machinery — 3.2%
AGCO Corp.	297	27,764
Dover Corp.	384	72,038
IDEX Corp.	210	43,951
Westinghouse Air Brake Technologies Corp.	382	72,423
		216,176
Media — 1.9%
Charter Communications, Inc., Class A *	115	39,419
Trade Desk, Inc. (The), Class A *	768	90,263
		129,682
Multi-Utilities — 2.6%
CMS Energy Corp.	1,007	67,117
Public Service Enterprise Group, Inc.	246	20,784
WEC Energy Group, Inc.	907	85,294
		173,195
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc.	96	20,628
Coterra Energy, Inc.	1,847	47,172
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Diamondback Energy, Inc.	429	70,283
Williams Cos., Inc. (The)	1,690	91,463
		229,546
Passenger Airlines — 0.8%
Delta Air Lines, Inc.	900	54,450
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc *	331	40,763
Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	326	41,956
Leidos Holdings, Inc.	283	40,769
Paylocity Holding Corp. *	33	6,583
SS&C Technologies Holdings, Inc.	748	56,683
		145,991
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	408	53,566
Residential REITs — 2.2%
AvalonBay Communities, Inc.	245	53,893
Equity LifeStyle Properties, Inc.	713	47,486
Mid-America Apartment Communities, Inc.	309	47,762
		149,141
Retail REITs — 0.8%
Regency Centers Corp.	726	53,673
Semiconductors & Semiconductor Equipment — 2.4%
Entegris, Inc.	473	46,856
Microchip Technology, Inc.	791	45,364
ON Semiconductor Corp. *	405	25,535
Teradyne, Inc.	362	45,583
		163,338
Software — 5.2%
AppLovin Corp., Class A *	28	9,067
Confluent, Inc., Class A *	430	12,023
Datadog, Inc., Class A *	315	45,010
Fair Isaac Corp. *	7	13,936
HubSpot, Inc. *	80	55,742
Manhattan Associates, Inc. *	182	49,184
nCino, Inc. *	290	9,738
Nutanix, Inc., Class A *	453	27,715
Palantir Technologies, Inc., Class A *	681	51,504
Tyler Technologies, Inc. *	123	70,927
		344,846
INVESTMENTS	SHARES	VALUE($)

Specialized REITs — 2.3%
CubeSmart	1,054	45,164
SBA Communications Corp.	348	70,922
Weyerhaeuser Co.	1,297	36,511
		152,597
Specialty Retail — 3.2%
Bath & Body Works, Inc.	1,030	39,933
Best Buy Co., Inc.	523	44,873
Burlington Stores, Inc. *	183	52,166
Ross Stores, Inc.	392	59,298
Tractor Supply Co.	335	17,775
		214,045
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	2,553	54,507
Super Micro Computer, Inc. *	101	3,078
		57,585
Textiles, Apparel & Luxury Goods — 1.3%
Ralph Lauren Corp.	263	60,748
Tapestry, Inc.	438	28,614
		89,362
Trading Companies & Distributors — 0.8%
Core & Main, Inc., Class A *	990	50,401
Total Common Stocks (Cost $5,844,953)		6,392,596
Short-Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $257,853)	257,853	257,853
Total Investments — 99.5% (Cost $6,102,806)		6,650,449
Other Assets in Excess of Liabilities — 0.5%		32,145
NET ASSETS — 100.0%		6,682,594

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 Micro E-Mini Index	9	03/21/2025	USD	282,771	(963)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.5%
Aerospace & Defense — 0.4%
V2X, Inc. *	537	25,685
Automobile Components — 1.3%
LCI Industries	454	46,939
Visteon Corp. *	454	40,279
		87,218
Automobiles — 0.5%
Winnebago Industries, Inc.	621	29,671
Banks — 10.7%
Amalgamated Financial Corp.	526	17,605
BancFirst Corp.	212	24,842
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,164	42,544
BankUnited, Inc.	1,462	55,805
Business First Bancshares, Inc.	423	10,871
Byline Bancorp, Inc.	393	11,397
City Holding Co.	381	45,141
Enterprise Financial Services Corp.	474	26,734
First Busey Corp.	1,899	44,759
First Financial Bancorp	2,039	54,808
First Interstate BancSystem, Inc., Class A	1,778	57,732
First Merchants Corp.	1,293	51,578
Hilltop Holdings, Inc.	374	10,708
OceanFirst Financial Corp.	1,213	21,955
OFG Bancorp (Puerto Rico)	560	23,699
Old Second Bancorp, Inc.	964	17,140
Pathward Financial, Inc.	258	18,984
QCR Holdings, Inc.	394	31,772
Simmons First National Corp., Class A	1,482	32,871
TriCo Bancshares	1,133	49,512
WSFS Financial Corp.	1,025	54,458
		704,915
Biotechnology — 7.9%
Agios Pharmaceuticals, Inc. *	1,166	38,315
Akero Therapeutics, Inc. *	709	19,724
Allogene Therapeutics, Inc. *	1,873	3,990
Amicus Therapeutics, Inc. *	4,938	46,516
Arrowhead Pharmaceuticals, Inc. *	126	2,369
Biohaven Ltd. *	392	14,641
Blueprint Medicines Corp. *	621	54,164
Halozyme Therapeutics, Inc. *	1,384	66,169
Insmed, Inc. *	803	55,439
iTeos Therapeutics, Inc. *	962	7,388
Nkarta, Inc. *	1,317	3,279
Protagonist Therapeutics, Inc. *	872	33,659
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
REGENXBIO, Inc. *	2,077	16,055
Relay Therapeutics, Inc. *	3,663	15,092
Replimune Group, Inc. *	685	8,295
REVOLUTION Medicines, Inc. *	557	24,363
TG Therapeutics, Inc. *	218	6,562
Twist Bioscience Corp. *	561	26,070
Tyra Biosciences, Inc. *	484	6,728
Vaxcyte, Inc. *	778	63,687
Verve Therapeutics, Inc. *	1,541	8,691
		521,196
Broadline Retail — 0.4%
Savers Value Village, Inc. *	2,701	27,685
Building Products — 1.5%
AZZ, Inc.	661	54,149
Griffon Corp.	562	40,054
Janus International Group, Inc. *	659	4,844
		99,047
Capital Markets — 3.4%
Brightsphere Investment Group, Inc.	282	7,428
Donnelley Financial Solutions, Inc. *	764	47,926
Hamilton Lane, Inc., Class A	575	85,129
Moelis & Co., Class A	320	23,641
Open Lending Corp. *	870	5,194
Virtus Investment Partners, Inc.	241	53,160
		222,478
Chemicals — 2.9%
Balchem Corp.	253	41,238
Hawkins, Inc.	296	36,310
Innospec, Inc.	430	47,326
Orion SA (Germany)	689	10,879
Perimeter Solutions, Inc. *	3,693	47,197
Quaker Chemical Corp.	52	7,319
		190,269
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	888	45,448
Aris Water Solutions, Inc., Class A	1,129	27,040
Driven Brands Holdings, Inc. *	3,416	55,134
		127,622
Communications Equipment — 0.1%
Aviat Networks, Inc. *	264	4,781
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — 1.0%
MYR Group, Inc. *	253	37,639
Primoris Services Corp.	390	29,796
		67,435
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	149	9,098
Enova International, Inc. *	341	32,695
LendingClub Corp. *	769	12,450
		54,243
Consumer Staples Distribution & Retail — 1.8%
Chefs' Warehouse, Inc. (The) *	1,262	62,242
Sprouts Farmers Market, Inc. *	424	53,878
		116,120
Containers & Packaging — 0.7%
Pactiv Evergreen, Inc.	2,705	47,256
Diversified Consumer Services — 0.2%
OneSpaWorld Holdings Ltd. (Bahamas)	731	14,547
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	819	25,618
Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A *	900	15,318
Liberty Latin America Ltd., Class C (Puerto Rico) *	2,392	15,165
		30,483
Electric Utilities — 0.6%
Portland General Electric Co.	915	39,912
Electrical Equipment — 1.3%
Bloom Energy Corp., Class A *	2,787	61,900
Shoals Technologies Group, Inc., Class A *	2,489	13,764
Thermon Group Holdings, Inc. *	425	12,227
		87,891
Electronic Equipment, Instruments & Components — 4.4%
Badger Meter, Inc.	119	25,242
Fabrinet (Thailand) *	228	50,133
Knowles Corp. *	2,496	49,745
nLight, Inc. *	2,089	21,914
Plexus Corp. *	332	51,951
TTM Technologies, Inc. *	2,222	54,995
Vishay Intertechnology, Inc.	2,097	35,523
		289,503
Energy Equipment & Services — 2.5%
Cactus, Inc., Class A	610	35,600
INVESTMENTS	SHARES	VALUE($)

Energy Equipment & Services — continued
ChampionX Corp.	2,577	70,069
Liberty Energy, Inc.	1,170	23,271
Noble Corp. plc	596	18,714
Select Water Solutions, Inc.	1,252	16,576
		164,230
Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A *	854	7,293
Financial Services — 2.8%
AvidXchange Holdings, Inc. *	4,022	41,587
Cannae Holdings, Inc.	375	7,448
Enact Holdings, Inc.	728	23,573
Jackson Financial, Inc., Class A	294	25,601
Mr. Cooper Group, Inc. *	95	9,121
Radian Group, Inc.	1,533	48,627
Remitly Global, Inc. *	1,310	29,567
		185,524
Food Products — 1.0%
Utz Brands, Inc.	2,782	43,566
Vital Farms, Inc. *	551	20,767
		64,333
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	412	49,996
ONE Gas, Inc.	305	21,121
		71,117
Ground Transportation — 0.4%
Marten Transport Ltd.	1,701	26,553
Health Care Equipment & Supplies — 4.2%
Alphatec Holdings, Inc. *	3,015	27,678
AtriCure, Inc. *	617	18,856
ICU Medical, Inc. *	344	53,379
Inmode Ltd. *	1,522	25,417
Inogen, Inc. *	1,118	10,252
iRhythm Technologies, Inc. *	545	49,143
Omnicell, Inc. *	164	7,301
PROCEPT BioRobotics Corp. *	470	37,844
RxSight, Inc. *	430	14,783
TransMedics Group, Inc. *	197	12,283
Utah Medical Products, Inc.	256	15,736
		272,672
Health Care Providers & Services — 1.2%
Concentra Group Holdings Parent, Inc.	690	13,648
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
HealthEquity, Inc. *	503	48,263
Hims & Hers Health, Inc. *	510	12,332
PACS Group, Inc. *	264	3,461
		77,704
Health Care REITs — 0.3%
CareTrust REIT, Inc.	734	19,855
Health Care Technology — 0.5%
Evolent Health, Inc., Class A *	1,602	18,023
Health Catalyst, Inc. *	2,272	16,063
		34,086
Hotel & Resort REITs — 2.0%
RLJ Lodging Trust	1,378	14,070
Ryman Hospitality Properties, Inc.	754	78,672
Sunstone Hotel Investors, Inc.	2,308	27,327
Xenia Hotels & Resorts, Inc.	814	12,096
		132,165
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc. *	800	8,544
Bloomin' Brands, Inc.	644	7,863
Everi Holdings, Inc. *	2,129	28,763
Hilton Grand Vacations, Inc. *	393	15,307
Life Time Group Holdings, Inc. *	2,858	63,219
Monarch Casino & Resort, Inc.	640	50,496
		174,192
Household Durables — 1.4%
M/I Homes, Inc. *	338	44,937
Sonos, Inc. *	3,092	46,504
		91,441
Industrial REITs — 0.3%
Plymouth Industrial REIT, Inc.	1,164	20,719
Insurance — 1.0%
Enstar Group Ltd. *	35	11,272
Genworth Financial, Inc., Class A *	1,265	8,842
Oscar Health, Inc., Class A *	792	10,644
Palomar Holdings, Inc. *	108	11,404
Safety Insurance Group, Inc.	264	21,754
		63,916
Interactive Media & Services — 0.4%
Cargurus, Inc. *	685	25,030
INVESTMENTS	SHARES	VALUE($)

IT Services — 0.9%
Core Scientific, Inc. *	800	11,240
DigitalOcean Holdings, Inc. *	940	32,026
Unisys Corp. *	2,096	13,267
		56,533
Life Sciences Tools & Services — 0.3%
CryoPort, Inc. *	713	5,547
Maravai LifeSciences Holdings, Inc., Class A *	3,170	17,277
		22,824
Machinery — 4.3%
Atmus Filtration Technologies, Inc.	1,401	54,891
Blue Bird Corp. *	270	10,430
Douglas Dynamics, Inc.	963	22,756
Hillman Solutions Corp. *	4,163	40,548
Kadant, Inc.	40	13,800
Mueller Industries, Inc.	1,125	89,280
Watts Water Technologies, Inc., Class A	248	50,418
		282,123
Media — 0.9%
John Wiley & Sons, Inc., Class A	818	35,755
Magnite, Inc. *	987	15,713
Thryv Holdings, Inc. *	587	8,687
		60,155
Metals & Mining — 0.3%
Arch Resources, Inc.	86	12,145
Warrior Met Coal, Inc.	195	10,577
		22,722
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	1,820	20,366
Multi-Utilities — 0.4%
Unitil Corp.	474	25,686
Office REITs — 0.5%
COPT Defense Properties	953	29,495
Oil, Gas & Consumable Fuels — 1.9%
CNX Resources Corp. *	743	27,246
International Seaways, Inc.	316	11,357
Peabody Energy Corp.	374	7,831
SM Energy Co.	1,721	66,706
Teekay Tankers Ltd., Class A (Canada)	220	8,754
		121,894
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Passenger Airlines — 0.4%
SkyWest, Inc. *	267	26,735
Personal Care Products — 0.6%
Edgewell Personal Care Co.	1,206	40,522
Pharmaceuticals — 0.4%
Arvinas, Inc. *	1,277	24,480
Professional Services — 2.5%
Barrett Business Services, Inc.	441	19,157
ExlService Holdings, Inc. *	1,702	75,535
First Advantage Corp. *	1,530	28,657
Huron Consulting Group, Inc. *	105	13,047
TriNet Group, Inc.	317	28,774
		165,170
Real Estate Management & Development — 0.2%
Cushman & Wakefield plc *	742	9,705
Residential REITs — 0.4%
Centerspace	394	26,063
Retail REITs — 1.3%
Kite Realty Group Trust	2,285	57,674
Retail Opportunity Investments Corp.	1,626	28,227
		85,901
Semiconductors & Semiconductor Equipment — 3.7%
Cohu, Inc. *	51	1,362
Credo Technology Group Holding Ltd. *	1,062	71,377
Penguin Solutions, Inc. *	606	11,629
Power Integrations, Inc.	375	23,137
Rambus, Inc. *	1,085	57,353
Semtech Corp. *	534	33,028
Synaptics, Inc. *	597	45,563
		243,449
Software — 5.3%
AvePoint, Inc. *	3,197	52,783
BlackLine, Inc. *	961	58,390
Clear Secure, Inc., Class A	1,377	36,683
Clearwater Analytics Holdings, Inc., Class A *	771	21,218
Freshworks, Inc., Class A *	3,646	58,956
LiveRamp Holdings, Inc. *	422	12,816
MARA Holdings, Inc. *	317	5,316
Ooma, Inc. *	807	11,346
Qualys, Inc. *	356	49,918
INVESTMENTS	SHARES	VALUE($)

Software — continued
Vertex, Inc., Class A *	410	21,874
Zeta Global Holdings Corp., Class A *	986	17,738
		347,038
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A *	220	32,883
Arhaus, Inc.	1,815	17,061
Group 1 Automotive, Inc.	130	54,793
		104,737
Textiles, Apparel & Luxury Goods — 1.6%
Kontoor Brands, Inc.	629	53,723
Steven Madden Ltd.	1,204	51,194
		104,917
Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	146	34,963
Beacon Roofing Supply, Inc. *	764	77,607
DNOW, Inc. *	1,557	20,256
Rush Enterprises, Inc., Class A	1,323	72,487
		205,313
Total Common Stocks (Cost $5,887,779)		6,270,233
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $265,596)	265,596	265,596
Total Investments — 99.6% (Cost $6,153,375)		6,535,829
Other Assets in Excess of Liabilities — 0.4%		26,924
NET ASSETS — 100.0%		6,562,753

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	22	03/21/2025	USD	247,500	(14,043)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	December 31, 2024

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 81.5%
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	231,474	29,188,871
Automobiles — 2.9%
Tesla, Inc. *	1,505,914	608,148,310
Beverages — 1.7%
Coca-Cola Co. (The)	1,374,918	85,602,395
Constellation Brands, Inc., Class A	253,184	55,953,664
Monster Beverage Corp. *	1,447,304	76,070,298
PepsiCo, Inc.	973,353	148,008,057
		365,634,414
Biotechnology — 2.3%
AbbVie, Inc.	519,070	92,238,739
Amgen, Inc.	286,413	74,650,684
Biogen, Inc. *	263,649	40,317,205
Regeneron Pharmaceuticals, Inc. *	181,108	129,008,662
Vertex Pharmaceuticals, Inc. *	367,026	147,801,370
		484,016,660
Broadline Retail — 5.7%
Amazon.com, Inc. *	4,858,607	1,065,929,790
MercadoLibre, Inc. (Brazil) *	63,103	107,302,865
PDD Holdings, Inc., ADR (China) *	115,023	11,156,081
		1,184,388,736
Chemicals — 0.8%
Linde plc	421,555	176,492,432
Commercial Services & Supplies — 0.5%
Copart, Inc. *	1,962,273	112,614,847
Communications Equipment — 1.0%
Cisco Systems, Inc.	3,488,014	206,490,429
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	353,644	324,033,388
Electric Utilities — 1.0%
NextEra Energy, Inc.	887,586	63,631,040
Southern Co. (The)	816,745	67,234,448
Xcel Energy, Inc.	1,056,884	71,360,808
		202,226,296
Electrical Equipment — 0.4%
Eaton Corp. plc	240,857	79,933,213
Entertainment — 2.6%
Netflix, Inc. *	513,414	457,616,166
Take-Two Interactive Software, Inc. *	416,747	76,714,788
		534,330,954
Financial Services — 0.8%
Corpay, Inc. *	132,570	44,864,339
INVESTMENTS	SHARES	VALUE($)

Financial Services — continued
Mastercard, Inc., Class A	122,478	64,493,241
PayPal Holdings, Inc. *	621,329	53,030,430
		162,388,010
Food Products — 0.8%
Kraft Heinz Co. (The)	1,685,551	51,763,271
Mondelez International, Inc., Class A	2,069,637	123,619,418
		175,382,689
Ground Transportation — 0.8%
CSX Corp.	3,594,106	115,981,801
Uber Technologies, Inc. *	732,997	44,214,379
		160,196,180
Health Care Equipment & Supplies — 1.5%
Dexcom, Inc. *	718,061	55,843,604
Intuitive Surgical, Inc. *	475,749	248,321,948
		304,165,552
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	110,896	56,097,851
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class A *	177,753	23,358,522
Booking Holdings, Inc.	51,148	254,124,746
Chipotle Mexican Grill, Inc. *	1,302,841	78,561,312
DoorDash, Inc., Class A *	326,495	54,769,536
Marriott International, Inc., Class A	410,346	114,461,913
Starbucks Corp.	799,082	72,916,233
		598,192,262
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	803,933	181,600,425
Industrial REITs — 0.2%
Prologis, Inc.	353,206	37,333,874
Interactive Media & Services — 7.4%
Alphabet, Inc., Class C	4,796,005	913,351,192
Meta Platforms, Inc., Class A	1,063,969	622,964,489
		1,536,315,681
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	465,045	35,761,961
MongoDB, Inc. *	114,651	26,691,899
		62,453,860
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	89,250	46,430,528
Machinery — 0.3%
Deere & Co.	129,215	54,748,396
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 1.2%
Charter Communications, Inc., Class A *	138,907	47,613,152
Comcast Corp., Class A	4,842,342	181,733,095
Trade Desk, Inc. (The), Class A *	265,139	31,161,787
		260,508,034
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	323,770	53,043,239
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	1,002,982	56,728,662
Professional Services — 0.4%
Verisk Analytics, Inc.	290,476	80,005,805
Semiconductors & Semiconductor Equipment — 18.3%
Advanced Micro Devices, Inc. *	1,945,844	235,038,497
Analog Devices, Inc.	839,793	178,422,421
Applied Materials, Inc.	510,624	83,042,781
ASML Holding NV (Registered), NYRS (Netherlands)	146,761	101,717,114
Broadcom, Inc.	3,113,345	721,797,905
Intel Corp.	2,714,307	54,421,855
Lam Research Corp.	1,988,419	143,623,504
Marvell Technology, Inc.	1,441,339	159,195,893
Micron Technology, Inc.	1,430,501	120,390,964
NVIDIA Corp.	11,305,431	1,518,206,329
NXP Semiconductors NV (China)	576,080	119,738,228
QUALCOMM, Inc.	1,075,495	165,217,542
Teradyne, Inc.	318,487	40,103,883
Texas Instruments, Inc.	849,512	159,291,995
		3,800,208,911
Software — 13.5%
Adobe, Inc. *	417,865	185,816,208
ANSYS, Inc. *	50,775	17,127,931
AppLovin Corp., Class A *	170,980	55,368,453
Atlassian Corp., Class A *	87,748	21,356,108
Crowdstrike Holdings, Inc., Class A *	289,667	99,112,461
Datadog, Inc., Class A *	149,849	21,411,924
HubSpot, Inc. *	97,413	67,874,456
Intuit, Inc.	396,527	249,217,220
Microsoft Corp.	3,308,002	1,394,322,843
MicroStrategy, Inc., Class A * (a)	93,339	27,032,841
Oracle Corp.	445,502	74,238,453
Palantir Technologies, Inc., Class A *	1,644,536	124,376,258
Palo Alto Networks, Inc. *	1,000,001	181,960,182
ServiceNow, Inc. *	84,404	89,478,368
Synopsys, Inc. *	299,114	145,177,971
Workday, Inc., Class A *	179,990	46,442,820
		2,800,314,497
INVESTMENTS	SHARES	VALUE($)

Specialty Retail — 1.2%
Lowe's Cos., Inc.	311,442	76,863,886
O'Reilly Automotive, Inc. *	103,814	123,102,641
Ross Stores, Inc.	297,623	45,021,431
		244,987,958
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	6,739,228	1,687,637,476
Seagate Technology Holdings plc	609,050	52,567,105
		1,740,204,581
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	66,458	25,414,204
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.	987,673	218,009,061
Total Common Stocks (Cost $13,933,343,050)		16,962,228,810
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 17.2%
Barclays Bank plc, ELN, 66.00%, 1/27/2025, (linked to Nasdaq-100 Index) (United Kingdom) (b)	20,745	445,901,328
BNP Paribas, ELN, 51.80%, 1/10/2025, (linked to Nasdaq-100 Index) (France) (b)	16,957	359,635,417
BNP Paribas, ELN, 53.42%, 1/17/2025, (linked to Nasdaq-100 Index) (b)	17,315	370,028,995
Mizuho Markets Cayman LP, ELN, 57.35%, 2/3/2025, (linked to Nasdaq-100 Index) (b)	13,971	302,551,645
Mizuho Markets Cayman LP, ELN, 62.85%, 1/31/2025, (linked to Nasdaq-100 Index) (Japan) (b)	13,951	303,838,411
National Bank of Canada, ELN, 52.50%, 1/7/2025, (linked to Nasdaq-100 Index) (b)	15,294	323,892,814
National Bank of Canada, ELN, 63.10%, 2/7/2025, (linked to Nasdaq-100 Index) (b)	14,152	301,258,719
Royal Bank of Canada, ELN, 51.21%, 1/21/2025, (linked to Nasdaq-100 Index) (Canada) (b)	17,000	367,024,900
Societe Generale SA, ELN, 58.57%, 1/24/2025, (linked to Nasdaq-100 Index) (b)	19,999	436,157,391
UBS AG, ELN, 50.87%, 1/13/2025, (linked to Nasdaq-100 Index) (Switzerland) (b)	16,750	357,597,090
Total Equity-Linked Notes (Cost $3,559,913,378)		3,567,886,710
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.3%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (c) (d) (Cost $243,052,364)	243,052,364	243,052,364
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (c) (d) (Cost $27,864,990)	27,864,990	27,864,990
Total Short-Term Investments (Cost $270,917,354)		270,917,354
Total Investments — 100.0% (Cost $17,764,173,782)		20,801,032,874
Liabilities in Excess of Other Assets — (0.0)% ^		(696,615)
NET ASSETS — 100.0%		20,800,336,259

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $26,034,521.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Aerospace & Defense — 0.6%
AAR Corp. *	12,475	764,468
AeroVironment, Inc. *	9,629	1,481,807
BWX Technologies, Inc.	33,720	3,756,071
Curtiss-Wright Corp.	2,471	876,884
Hexcel Corp.	34,988	2,193,747
Woodward, Inc.	7,485	1,245,654
		10,318,631
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. *	39,335	1,711,072
Hub Group, Inc., Class A	26,244	1,169,433
		2,880,505
Automobile Components — 0.7%
Adient plc *	34,542	595,159
American Axle & Manufacturing Holdings, Inc. *	51,585	300,740
Autoliv, Inc. (Sweden)	22,370	2,098,082
Dana, Inc.	55,271	638,933
Dorman Products, Inc. *	12,287	1,591,781
Gentex Corp.	57,422	1,649,734
Goodyear Tire & Rubber Co. (The) *	69,030	621,270
Patrick Industries, Inc.	15,801	1,312,747
Phinia, Inc.	58,801	2,832,444
		11,640,890
Automobiles — 0.2%
Harley-Davidson, Inc.	44,192	1,331,505
Thor Industries, Inc.	20,771	1,987,992
Winnebago Industries, Inc.	10,466	500,066
		3,819,563
Banks — 7.8%
Ameris Bancorp	84,262	5,272,273
Axos Financial, Inc. *	21,837	1,525,314
Banc of California, Inc.	101,656	1,571,602
Bancorp, Inc. (The) *	61,873	3,256,376
BankUnited, Inc.	58,173	2,220,463
Banner Corp.	64,217	4,287,769
Berkshire Hills Bancorp, Inc.	16,827	478,392
Brookline Bancorp, Inc.	171,388	2,022,378
Cadence Bank	70,693	2,435,374
Capitol Federal Financial, Inc.	47,643	281,570
Central Pacific Financial Corp.	96,245	2,795,917
Comerica, Inc.	38,346	2,371,700
Commerce Bancshares, Inc.	49,916	3,110,266
Community Financial System, Inc.	7,648	471,729
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Cullen/Frost Bankers, Inc.	38,664	5,190,642
Customers Bancorp, Inc. *	12,187	593,263
CVB Financial Corp.	52,610	1,126,380
Dime Community Bancshares, Inc.	20,836	640,394
East West Bancorp, Inc.	85,409	8,178,766
FB Financial Corp.	12,990	669,115
First BanCorp (Puerto Rico)	147,511	2,742,229
First Horizon Corp.	323,678	6,518,875
FNB Corp.	189,532	2,801,283
Glacier Bancorp, Inc.	26,366	1,324,101
Hancock Whitney Corp.	52,541	2,875,044
Hanmi Financial Corp.	140,330	3,314,595
Heritage Financial Corp.	14,574	357,063
Hilltop Holdings, Inc.	69,724	1,996,198
Hope Bancorp, Inc.	182,303	2,240,504
National Bank Holdings Corp., Class A	68,454	2,947,629
OFG Bancorp (Puerto Rico)	70,622	2,988,723
Old National Bancorp	207,093	4,494,954
Pathward Financial, Inc.	57,419	4,224,890
Pinnacle Financial Partners, Inc.	42,897	4,906,988
Preferred Bank	5,897	509,383
Prosperity Bancshares, Inc.	45,185	3,404,690
Renasant Corp.	23,798	850,779
Seacoast Banking Corp. of Florida	33,394	919,337
Southside Bancshares, Inc.	37,123	1,179,026
Synovus Financial Corp.	70,789	3,626,520
Texas Capital Bancshares, Inc. *	16,520	1,291,864
Trustmark Corp.	22,180	784,507
UMB Financial Corp.	8,521	961,680
United Community Banks, Inc.	41,868	1,352,755
Veritex Holdings, Inc.	55,270	1,501,133
WaFd, Inc.	50,827	1,638,662
Webster Financial Corp.	120,769	6,668,864
Western Alliance Bancorp	41,200	3,441,848
Wintrust Financial Corp.	24,681	3,077,968
WSFS Financial Corp.	25,688	1,364,803
		124,806,578
Beverages — 0.3%
Celsius Holdings, Inc. *	56,877	1,498,140
Coca-Cola Consolidated, Inc.	2,360	2,973,577
		4,471,717
Biotechnology — 2.7%
Arrowhead Pharmaceuticals, Inc. *	69,008	1,297,350
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Exelixis, Inc. *	246,248	8,200,058
Halozyme Therapeutics, Inc. *	115,901	5,541,227
Neurocrine Biosciences, Inc. *	45,450	6,203,925
Protagonist Therapeutics, Inc. *	104,919	4,049,873
Sarepta Therapeutics, Inc. *	36,333	4,417,730
United Therapeutics Corp. *	30,757	10,852,300
Vir Biotechnology, Inc. *	443,487	3,255,195
		43,817,658
Broadline Retail — 0.3%
Macy's, Inc.	74,869	1,267,532
Nordstrom, Inc.	35,966	868,579
Ollie's Bargain Outlet Holdings, Inc. *	19,941	2,188,126
		4,324,237
Building Products — 3.0%
AAON, Inc.	28,361	3,337,522
Advanced Drainage Systems, Inc.	26,293	3,039,471
Apogee Enterprises, Inc.	49,375	3,525,869
AZZ, Inc.	10,738	879,657
Carlisle Cos., Inc.	23,809	8,781,712
Fortune Brands Innovations, Inc.	9,617	657,130
Gibraltar Industries, Inc. *	13,329	785,078
Griffon Corp.	22,063	1,572,430
Lennox International, Inc.	12,208	7,438,334
Owens Corning	45,016	7,667,125
Quanex Building Products Corp.	12,795	310,151
Resideo Technologies, Inc. *	68,529	1,579,593
Simpson Manufacturing Co., Inc.	15,492	2,569,038
Trex Co., Inc. *	7,128	492,046
UFP Industries, Inc.	48,298	5,440,770
		48,075,926
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	32,635	6,034,864
BGC Group, Inc., Class A	141,112	1,278,475
Brightsphere Investment Group, Inc.	47,308	1,246,093
Carlyle Group, Inc. (The)	80,443	4,061,567
Donnelley Financial Solutions, Inc. *	21,207	1,330,315
Evercore, Inc., Class A	9,401	2,605,863
Federated Hermes, Inc.	82,072	3,373,980
Interactive Brokers Group, Inc., Class A	36,189	6,393,511
Janus Henderson Group plc	81,996	3,487,290
Jefferies Financial Group, Inc.	81,362	6,378,781
Morningstar, Inc.	7,478	2,518,291
Piper Sandler Cos.	5,387	1,615,831
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
SEI Investments Co.	52,641	4,341,830
Stifel Financial Corp.	38,404	4,073,896
StoneX Group, Inc. *	20,687	2,026,705
Virtu Financial, Inc., Class A	56,824	2,027,480
Virtus Investment Partners, Inc.	12,724	2,806,660
WisdomTree, Inc.	43,435	456,067
		56,057,499
Chemicals — 1.7%
AdvanSix, Inc.	10,797	307,607
Arcadium Lithium plc (Argentina) *	75,895	389,341
Ashland, Inc.	21,748	1,554,112
Avient Corp.	68,819	2,811,944
Axalta Coating Systems Ltd. *	37,732	1,291,189
Balchem Corp.	13,518	2,203,367
Cabot Corp.	45,697	4,172,593
Chemours Co. (The)	93,426	1,578,899
Hawkins, Inc.	8,383	1,028,343
HB Fuller Co.	45,056	3,040,379
Ingevity Corp. *	14,032	571,804
Innospec, Inc.	9,508	1,046,451
Mativ Holdings, Inc.	18,997	207,067
Minerals Technologies, Inc.	12,825	977,393
RPM International, Inc.	41,333	5,086,439
Sensient Technologies Corp.	12,685	903,933
		27,170,861
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	40,164	2,055,593
Brady Corp., Class A	70,776	5,226,808
Brink's Co. (The)	22,944	2,128,515
Clean Harbors, Inc. *	28,553	6,571,187
CoreCivic, Inc. *	55,503	1,206,635
Enviri Corp. *	28,901	222,538
GEO Group, Inc. (The) *	58,005	1,622,980
Interface, Inc.	28,174	686,037
MillerKnoll, Inc.	36,888	833,300
OPENLANE, Inc. *	39,303	779,771
RB Global, Inc. (Canada)	27,361	2,468,236
Tetra Tech, Inc.	117,363	4,675,742
		28,477,342
Communications Equipment — 0.6%
Ciena Corp. *	56,305	4,775,227
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — continued
Digi International, Inc. *	14,802	447,464
Lumentum Holdings, Inc. *	45,605	3,828,540
		9,051,231
Construction & Engineering — 3.0%
AECOM	87,940	9,393,751
Arcosa, Inc.	23,525	2,275,808
Comfort Systems USA, Inc.	16,967	7,195,026
Dycom Industries, Inc. *	10,899	1,897,080
EMCOR Group, Inc.	25,054	11,372,011
Everus Construction Group, Inc. *	12,401	815,366
Fluor Corp. *	64,582	3,185,184
Granite Construction, Inc. (a)	51,011	4,474,175
MasTec, Inc. *	25,236	3,435,629
MYR Group, Inc. *	9,965	1,482,493
Valmont Industries, Inc.	5,896	1,808,126
		47,334,649
Construction Materials — 0.2%
Eagle Materials, Inc.	11,885	2,932,743
Knife River Corp. *	10,450	1,062,138
		3,994,881
Consumer Finance — 0.9%
Ally Financial, Inc.	99,286	3,575,289
Encore Capital Group, Inc. *	3,321	158,644
Enova International, Inc. *	26,404	2,531,615
FirstCash Holdings, Inc.	14,656	1,518,362
PRA Group, Inc. *	23,644	493,923
SLM Corp.	231,151	6,375,145
		14,652,978
Consumer Staples Distribution & Retail — 2.4%
Andersons, Inc. (The)	32,391	1,312,483
BJ's Wholesale Club Holdings, Inc. *	58,036	5,185,517
Casey's General Stores, Inc.	19,653	7,787,108
Chefs' Warehouse, Inc. (The) *	37,425	1,845,801
Performance Food Group Co. *	96,857	8,189,260
PriceSmart, Inc.	9,419	868,149
Sprouts Farmers Market, Inc. *	50,921	6,470,532
United Natural Foods, Inc. *	16,233	443,323
US Foods Holding Corp. *	90,807	6,125,840
		38,228,013
Containers & Packaging — 1.3%
AptarGroup, Inc.	23,110	3,630,581
Berry Global Group, Inc.	94,391	6,104,266
INVESTMENTS	SHARES	VALUE($)

Containers & Packaging — continued
Crown Holdings, Inc.	45,720	3,780,587
Greif, Inc., Class A	21,250	1,298,800
Silgan Holdings, Inc.	34,338	1,787,293
Sonoco Products Co.	88,053	4,301,389
		20,902,916
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	20,454	1,858,246
Duolingo, Inc. *	15,297	4,959,746
Frontdoor, Inc. *	31,397	1,716,474
Graham Holdings Co., Class B	369	321,738
Grand Canyon Education, Inc. *	15,928	2,609,006
H&R Block, Inc.	67,502	3,566,806
Perdoceo Education Corp.	36,656	970,284
Service Corp. International	56,035	4,472,714
Strategic Education, Inc.	9,464	884,127
Stride, Inc. *	24,747	2,571,956
		23,931,097
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	116,694	2,070,152
American Assets Trust, Inc.	57,384	1,506,904
Armada Hoffler Properties, Inc.	79,446	812,733
Essential Properties Realty Trust, Inc.	177,102	5,539,750
WP Carey, Inc.	17,869	973,503
		10,903,042
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc. *	89,647	3,110,751
Iridium Communications, Inc.	148,788	4,317,828
Lumen Technologies, Inc. *	259,629	1,378,630
		8,807,209
Electric Utilities — 0.8%
IDACORP, Inc.	54,741	5,982,097
OGE Energy Corp.	161,661	6,668,516
		12,650,613
Electrical Equipment — 1.1%
Acuity Brands, Inc.	14,785	4,319,142
EnerSys	17,128	1,583,141
NEXTracker, Inc., Class A *	19,759	721,796
nVent Electric plc	99,632	6,790,917
Regal Rexnord Corp.	25,460	3,949,610
Sunrun, Inc. *	94,770	876,623
		18,241,229
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries, Inc.	18,524	2,141,930
Arrow Electronics, Inc. *	41,888	4,738,371
Badger Meter, Inc.	10,876	2,307,017
Belden, Inc.	19,265	2,169,432
Benchmark Electronics, Inc.	48,840	2,217,336
Coherent Corp. *	117,966	11,174,919
Flex Ltd. *	236,690	9,086,529
Plexus Corp. *	20,552	3,215,977
TD SYNNEX Corp.	38,599	4,526,891
Vontier Corp.	40,711	1,484,730
		43,063,132
Energy Equipment & Services — 1.1%
Archrock, Inc.	62,634	1,558,960
Bristow Group, Inc. *	12,718	436,227
ChampionX Corp.	106,453	2,894,457
Helmerich & Payne, Inc.	30,321	970,879
Liberty Energy, Inc.	140,577	2,796,077
NOV, Inc.	174,862	2,552,985
Oceaneering International, Inc. *	96,836	2,525,483
Patterson-UTI Energy, Inc.	178,728	1,476,293
ProPetro Holding Corp. *	33,111	308,926
Valaris Ltd. *	27,835	1,231,420
Weatherford International plc	10,558	756,270
		17,507,977
Entertainment — 0.3%
Cinemark Holdings, Inc. *	44,858	1,389,701
TKO Group Holdings, Inc. *	26,770	3,804,284
		5,193,985
Financial Services — 2.7%
Equitable Holdings, Inc.	118,485	5,588,937
Essent Group Ltd.	89,191	4,855,558
Euronet Worldwide, Inc. *	4,019	413,314
EVERTEC, Inc. (Puerto Rico)	45,783	1,580,887
Jackson Financial, Inc., Class A	26,135	2,275,836
MGIC Investment Corp.	230,379	5,462,286
Mr. Cooper Group, Inc. *	49,399	4,742,798
NCR Atleos Corp. *	45,510	1,543,699
NMI Holdings, Inc., Class A *	101,506	3,731,361
Radian Group, Inc.	65,721	2,084,670
Voya Financial, Inc.	43,591	3,000,369
Walker & Dunlop, Inc.	12,381	1,203,557
INVESTMENTS	SHARES	VALUE($)

Financial Services — continued
Western Union Co. (The)	128,855	1,365,863
WEX, Inc. *	29,373	5,149,674
		42,998,809
Food Products — 1.2%
Cal-Maine Foods, Inc.	19,885	2,046,564
Darling Ingredients, Inc. *	70,546	2,376,695
Flowers Foods, Inc.	102,139	2,110,192
Fresh Del Monte Produce, Inc.	13,649	453,283
Ingredion, Inc.	36,807	5,063,171
John B Sanfilippo & Son, Inc.	3,296	287,114
Pilgrim's Pride Corp. *	20,735	941,162
Post Holdings, Inc. *	37,059	4,241,773
Simply Good Foods Co. (The) *	23,447	913,964
TreeHouse Foods, Inc. *	17,828	626,298
		19,060,216
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	30,068	3,648,752
MDU Resources Group, Inc.	92,657	1,669,679
ONE Gas, Inc.	43,182	2,990,353
Southwest Gas Holdings, Inc.	6,730	475,878
Spire, Inc.	11,820	801,751
UGI Corp.	127,424	3,597,180
		13,183,593
Ground Transportation — 1.1%
ArcBest Corp.	22,852	2,132,549
Avis Budget Group, Inc. *	8,654	697,599
Knight-Swift Transportation Holdings, Inc.	50,313	2,668,601
Landstar System, Inc.	13,895	2,387,995
Ryder System, Inc.	21,719	3,406,842
Saia, Inc. *	4,151	1,891,735
XPO, Inc. *	37,733	4,948,683
		18,134,004
Health Care Equipment & Supplies — 2.7%
Avanos Medical, Inc. *	19,846	315,948
CONMED Corp.	10,822	740,658
Glaukos Corp. *	34,597	5,187,474
Globus Medical, Inc., Class A *	91,387	7,558,619
Haemonetics Corp. *	50,086	3,910,715
Integer Holdings Corp. *	14,146	1,874,628
Integra LifeSciences Holdings Corp. *	31,249	708,727
Lantheus Holdings, Inc. *	38,967	3,485,988
Masimo Corp. *	41,949	6,934,170
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Merit Medical Systems, Inc. *	22,137	2,141,090
Omnicell, Inc. *	18,335	816,274
Penumbra, Inc. *	16,108	3,825,328
Tandem Diabetes Care, Inc. *	148,660	5,354,733
		42,854,352
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. *	38,794	1,538,182
Addus HomeCare Corp. *	6,560	822,296
Amedisys, Inc. *	36,559	3,319,192
AMN Healthcare Services, Inc. *	9,255	221,380
Chemed Corp.	7,310	3,872,838
CorVel Corp. *	14,814	1,648,206
Encompass Health Corp.	63,505	5,864,687
Ensign Group, Inc. (The)	22,298	2,962,512
Fulgent Genetics, Inc. *	66,982	1,237,157
HealthEquity, Inc. *	15,868	1,522,534
Option Care Health, Inc. *	114,256	2,650,739
RadNet, Inc. *	18,914	1,320,954
Tenet Healthcare Corp. *	38,249	4,828,171
		31,808,848
Health Care REITs — 0.6%
CareTrust REIT, Inc.	65,849	1,781,216
Healthcare Realty Trust, Inc.	152,252	2,580,671
Omega Healthcare Investors, Inc.	77,971	2,951,202
Sabra Health Care REIT, Inc.	147,269	2,550,699
		9,863,788
Health Care Technology — 0.1%
HealthStream, Inc.	12,969	412,414
Veradigm, Inc. *	82,336	802,776
		1,215,190
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	35,076	538,417
DiamondRock Hospitality Co.	155,445	1,403,668
Park Hotels & Resorts, Inc.	71,798	1,010,198
Sunstone Hotel Investors, Inc.	68,598	812,200
Xenia Hotels & Resorts, Inc.	90,819	1,349,570
		5,114,053
Hotels, Restaurants & Leisure — 3.2%
Aramark	130,955	4,885,931
BJ's Restaurants, Inc. *	10,351	363,682
Bloomin' Brands, Inc.	33,449	408,412
Boyd Gaming Corp.	27,152	1,969,606
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Brinker International, Inc. *	18,941	2,505,705
Churchill Downs, Inc.	39,336	5,252,929
Dave & Buster's Entertainment, Inc. *	16,158	471,652
Golden Entertainment, Inc.	15,038	475,201
Hilton Grand Vacations, Inc. *	66,048	2,572,570
Hyatt Hotels Corp., Class A	12,886	2,022,844
Light & Wonder, Inc. *	40,354	3,485,779
Marriott Vacations Worldwide Corp.	17,983	1,614,873
Monarch Casino & Resort, Inc.	26,933	2,125,014
Penn Entertainment, Inc. *	66,403	1,316,108
Planet Fitness, Inc., Class A *	41,634	4,116,354
Shake Shack, Inc., Class A *	14,438	1,874,052
Six Flags Entertainment Corp.	9,132	440,071
Texas Roadhouse, Inc.	41,449	7,478,643
Travel + Leisure Co.	51,545	2,600,445
Vail Resorts, Inc.	10,097	1,892,683
Wingstop, Inc.	13,406	3,809,985
		51,682,539
Household Durables — 2.0%
Cavco Industries, Inc. *	2,389	1,066,043
Century Communities, Inc.	11,693	857,799
Green Brick Partners, Inc. *	28,445	1,606,858
Installed Building Products, Inc.	8,639	1,513,985
KB Home	31,617	2,077,869
Leggett & Platt, Inc.	51,904	498,278
M/I Homes, Inc. *	11,787	1,567,082
Meritage Homes Corp.	17,706	2,723,537
Newell Brands, Inc.	170,026	1,693,459
Taylor Morrison Home Corp. *	32,261	1,974,696
Tempur Sealy International, Inc.	67,335	3,817,221
Toll Brothers, Inc.	49,069	6,180,241
TopBuild Corp. *	13,195	4,108,131
Tri Pointe Homes, Inc. *	52,251	1,894,621
		31,579,820
Household Products — 0.1%
Central Garden & Pet Co., Class A *	24,143	797,926
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class C	43,580	1,133,080
Industrial REITs — 0.9%
EastGroup Properties, Inc.	39,612	6,357,330
First Industrial Realty Trust, Inc.	117,915	5,911,079
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — continued
LXP Industrial Trust	215,123	1,746,799
STAG Industrial, Inc.	11,689	395,322
		14,410,530
Insurance — 3.6%
American Financial Group, Inc.	33,584	4,598,657
Assured Guaranty Ltd.	20,832	1,875,088
Brighthouse Financial, Inc. *	57,678	2,770,851
CNO Financial Group, Inc.	77,139	2,870,342
Fidelity National Financial, Inc.	88,531	4,970,130
First American Financial Corp.	38,285	2,390,516
Genworth Financial, Inc., Class A *	171,329	1,197,590
Horace Mann Educators Corp.	17,645	692,213
Kemper Corp.	22,830	1,516,825
Kinsale Capital Group, Inc.	4,884	2,271,695
Old Republic International Corp.	80,174	2,901,497
Palomar Holdings, Inc. *	25,357	2,677,446
Reinsurance Group of America, Inc.	39,741	8,489,870
RenaissanceRe Holdings Ltd. (Bermuda)	21,090	5,247,403
RLI Corp.	25,417	4,189,484
Unum Group	117,746	8,598,991
		57,258,598
Interactive Media & Services — 0.7%
Cargurus, Inc. *	32,749	1,196,648
IAC, Inc. *	27,064	1,167,541
QuinStreet, Inc. *	59,068	1,362,699
TripAdvisor, Inc. *	114,770	1,695,153
Yelp, Inc. *	46,600	1,803,420
Ziff Davis, Inc. *	21,526	1,169,723
ZoomInfo Technologies, Inc. *	340,323	3,576,795
		11,971,979
IT Services — 0.1%
ASGN, Inc. *	15,374	1,281,269
Leisure Products — 0.4%
Brunswick Corp.	25,808	1,669,261
Mattel, Inc. *	149,182	2,644,997
YETI Holdings, Inc. *	36,454	1,403,844
		5,718,102
Life Sciences Tools & Services — 0.9%
Azenta, Inc. *	34,501	1,725,050
Bruker Corp.	44,031	2,581,097
Illumina, Inc. *	39,413	5,266,759
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued
Medpace Holdings, Inc. *	11,723	3,894,732
Repligen Corp. *	8,195	1,179,589
		14,647,227
Machinery — 4.6%
AGCO Corp.	22,913	2,141,907
Alamo Group, Inc.	10,991	2,043,337
Chart Industries, Inc. *	15,358	2,930,921
Crane Co.	19,928	3,024,074
Donaldson Co., Inc.	93,135	6,272,642
Esab Corp.	19,029	2,282,338
Federal Signal Corp.	25,543	2,359,918
Flowserve Corp.	58,238	3,349,850
Franklin Electric Co., Inc.	53,161	5,180,540
Graco, Inc.	76,666	6,462,177
Greenbrier Cos., Inc. (The)	9,968	607,948
ITT, Inc.	33,947	4,850,347
Lincoln Electric Holdings, Inc.	18,779	3,520,499
Mueller Industries, Inc.	89,577	7,108,831
Oshkosh Corp.	26,889	2,556,337
RBC Bearings, Inc. *	12,027	3,597,757
SPX Technologies, Inc. *	18,517	2,694,594
Standex International Corp.	3,190	596,498
Terex Corp.	31,550	1,458,241
Timken Co. (The)	42,464	3,030,656
Toro Co. (The)	24,976	2,000,578
Wabash National Corp.	61,064	1,046,026
Watts Water Technologies, Inc., Class A	25,897	5,264,860
		74,380,876
Marine Transportation — 0.4%
Kirby Corp. *	26,845	2,840,201
Matson, Inc.	23,610	3,183,572
		6,023,773
Media — 0.4%
John Wiley & Sons, Inc., Class A	32,066	1,401,605
New York Times Co. (The), Class A	73,214	3,810,789
Scholastic Corp.	31,467	671,191
		5,883,585
Metals & Mining — 1.8%
Alcoa Corp.	71,781	2,711,886
Alpha Metallurgical Resources, Inc. *	4,448	890,134
Arch Resources, Inc.	4,404	621,933
ATI, Inc. *	49,543	2,726,847
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Carpenter Technology Corp.	7,448	1,264,000
Cleveland-Cliffs, Inc. *	121,768	1,144,619
Commercial Metals Co.	71,945	3,568,472
Materion Corp.	16,967	1,677,697
Reliance, Inc.	30,621	8,245,011
Royal Gold, Inc.	7,485	986,897
SunCoke Energy, Inc.	34,154	365,448
United States Steel Corp.	84,570	2,874,534
Warrior Met Coal, Inc.	37,546	2,036,495
		29,113,973
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	193,273	3,536,896
Ellington Financial, Inc. (a)	34,128	413,631
KKR Real Estate Finance Trust, Inc.	28,298	285,810
PennyMac Mortgage Investment Trust	36,400	458,276
Starwood Property Trust, Inc.	122,146	2,314,667
		7,009,280
Multi-Utilities — 0.2%
Northwestern Energy Group, Inc.	20,895	1,117,047
Unitil Corp.	50,480	2,735,511
		3,852,558
Office REITs — 0.8%
Brandywine Realty Trust	63,521	355,718
COPT Defense Properties	136,351	4,220,063
Cousins Properties, Inc.	95,684	2,931,758
Highwoods Properties, Inc.	42,376	1,295,858
Kilroy Realty Corp.	64,922	2,626,095
SL Green Realty Corp.	24,664	1,675,179
		13,104,671
Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Corp.	124,320	1,875,989
Antero Resources Corp. *	51,086	1,790,564
California Resources Corp.	31,240	1,621,044
Chord Energy Corp.	38,427	4,492,885
Civitas Resources, Inc.	54,563	2,502,805
CNX Resources Corp. *	39,652	1,454,039
CONSOL Energy, Inc.	11,039	1,177,641
Dorian LPG Ltd.	12,504	304,722
DT Midstream, Inc.	24,222	2,408,393
Expand Energy Corp.	66,038	6,574,083
Green Plains, Inc. *	22,869	216,798
HF Sinclair Corp.	72,721	2,548,871
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
Magnolia Oil & Gas Corp., Class A	18,758	438,562
Matador Resources Co.	119,174	6,704,729
Murphy Oil Corp.	63,435	1,919,543
Ovintiv, Inc.	118,834	4,812,777
PBF Energy, Inc., Class A	36,977	981,739
Permian Resources Corp.	268,099	3,855,264
Range Resources Corp.	144,773	5,208,933
REX American Resources Corp. *	14,702	612,926
SM Energy Co.	123,374	4,781,976
Talos Energy, Inc. *	15,500	150,505
World Kinect Corp.	27,372	753,004
		57,187,792
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	35,927	3,720,241
Passenger Airlines — 0.7%
Alaska Air Group, Inc. *	53,055	3,435,311
Allegiant Travel Co.	5,137	483,494
American Airlines Group, Inc. *	235,241	4,100,251
JetBlue Airways Corp. *	106,929	840,462
SkyWest, Inc. *	22,789	2,281,863
Sun Country Airlines Holdings, Inc. *	32,941	480,280
		11,621,661
Personal Care Products — 0.6%
BellRing Brands, Inc. *	64,557	4,863,724
Edgewell Personal Care Co.	23,177	778,747
elf Beauty, Inc. *	32,638	4,097,701
		9,740,172
Pharmaceuticals — 0.7%
Corcept Therapeutics, Inc. *	91,092	4,590,126
Jazz Pharmaceuticals plc *	37,149	4,574,899
Prestige Consumer Healthcare, Inc. *	6,272	489,781
Supernus Pharmaceuticals, Inc. *	21,318	770,859
		10,425,665
Professional Services — 2.3%
CACI International, Inc., Class A *	12,834	5,185,706
Concentrix Corp.	4,608	199,388
ExlService Holdings, Inc. *	77,514	3,440,071
Exponent, Inc.	8,004	713,156
FTI Consulting, Inc. *	12,957	2,476,472
Genpact Ltd.	157,032	6,744,525
Heidrick & Struggles International, Inc.	31,926	1,414,641
Insperity, Inc.	6,100	472,811
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
KBR, Inc.	58,718	3,401,534
Korn Ferry	30,212	2,037,799
ManpowerGroup, Inc.	41,153	2,375,351
Maximus, Inc.	28,845	2,153,279
Paylocity Holding Corp. *	15,880	3,167,584
Science Applications International Corp.	22,128	2,473,468
		36,255,785
Real Estate Management & Development — 0.5%
Cushman & Wakefield plc *	79,922	1,045,380
eXp World Holdings, Inc. (a)	29,583	340,500
Jones Lang LaSalle, Inc. *	27,220	6,890,471
		8,276,351
Residential REITs — 0.8%
American Homes 4 Rent, Class A	144,085	5,391,661
Centerspace	16,438	1,087,374
Equity LifeStyle Properties, Inc.	54,175	3,608,055
Independence Realty Trust, Inc.	96,066	1,905,949
Veris Residential, Inc.	31,736	527,769
		12,520,808
Retail REITs — 1.5%
Agree Realty Corp.	58,473	4,119,423
Brixmor Property Group, Inc.	253,051	7,044,940
Curbline Properties Corp.	36,138	839,124
Getty Realty Corp.	71,267	2,147,275
Kite Realty Group Trust	98,680	2,490,683
Macerich Co. (The)	37,671	750,406
NNN REIT, Inc.	69,645	2,844,998
Phillips Edison & Co., Inc.	46,225	1,731,589
Retail Opportunity Investments Corp.	92,189	1,600,401
Saul Centers, Inc.	4,849	188,141
Urban Edge Properties	43,658	938,647
		24,695,627
Semiconductors & Semiconductor Equipment — 2.6%
Axcelis Technologies, Inc. *	15,880	1,109,536
Cohu, Inc. *	18,335	489,544
Diodes, Inc. *	17,843	1,100,378
FormFactor, Inc. *	38,550	1,696,200
Ichor Holdings Ltd. *	59,189	1,907,070
Kulicke & Soffa Industries, Inc. (Singapore)	102,721	4,792,962
Lattice Semiconductor Corp. *	62,985	3,568,100
MaxLinear, Inc. *	251,684	4,978,309
MKS Instruments, Inc.	23,990	2,504,316
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Onto Innovation, Inc. *	18,340	3,056,728
Penguin Solutions, Inc. *	95,967	1,841,607
Photronics, Inc. *	26,047	613,667
Power Integrations, Inc.	25,695	1,585,381
Rambus, Inc. *	50,402	2,664,250
Semtech Corp. *	30,321	1,875,354
SiTime Corp. *	6,707	1,438,853
Ultra Clean Holdings, Inc. *	108,591	3,903,846
Universal Display Corp.	18,642	2,725,460
Veeco Instruments, Inc. *	3,117	83,536
Wolfspeed, Inc. * (a)	29,373	195,624
		42,130,721
Software — 2.9%
ACI Worldwide, Inc. *	43,053	2,234,881
Adeia, Inc.	165,200	2,309,496
Appfolio, Inc., Class A *	22,330	5,509,258
DoubleVerify Holdings, Inc. *	48,425	930,244
Dropbox, Inc., Class A *	210,568	6,325,463
Dynatrace, Inc. *	92,269	5,014,820
InterDigital, Inc. (a)	14,257	2,761,866
LiveRamp Holdings, Inc. *	97,012	2,946,254
Manhattan Associates, Inc. *	29,111	7,866,957
MARA Holdings, Inc. * (a)	106,629	1,788,168
NCR Voyix Corp. *	91,143	1,261,419
Progress Software Corp.	13,834	901,285
Qualys, Inc. *	14,409	2,020,430
SPS Commerce, Inc. *	17,648	3,247,056
Teradata Corp. *	46,322	1,442,930
		46,560,527
Specialized REITs — 1.3%
CubeSmart	132,133	5,661,899
EPR Properties	13,261	587,197
Four Corners Property Trust, Inc.	39,390	1,069,045
Gaming and Leisure Properties, Inc.	80,523	3,877,988
Lamar Advertising Co., Class A	31,014	3,775,644
PotlatchDeltic Corp.	97,265	3,817,651
Rayonier, Inc.	48,188	1,257,707
		20,047,131
Specialty Retail — 4.7%
Abercrombie & Fitch Co., Class A *	22,930	3,427,347
Academy Sports & Outdoors, Inc.	16,350	940,616
American Eagle Outfitters, Inc.	64,349	1,072,698
Asbury Automotive Group, Inc. *	9,545	2,319,721
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
AutoNation, Inc. *	26,303	4,467,302
Bath & Body Works, Inc.	108,746	4,216,082
Boot Barn Holdings, Inc. *	18,713	2,841,008
Buckle, Inc. (The)	28,960	1,471,458
Burlington Stores, Inc. *	22,562	6,431,524
Caleres, Inc.	21,059	487,726
Chewy, Inc., Class A *	65,813	2,204,077
Dick's Sporting Goods, Inc.	28,308	6,478,003
Five Below, Inc. *	10,133	1,063,560
Floor & Decor Holdings, Inc., Class A *	24,283	2,421,015
Foot Locker, Inc. *	20,050	436,288
GameStop Corp., Class A * (a)	64,133	2,009,928
Gap, Inc. (The)	80,749	1,908,099
Group 1 Automotive, Inc.	6,385	2,691,150
Guess?, Inc.	8,170	114,870
Lithia Motors, Inc., Class A	10,918	3,902,421
Monro, Inc.	22,781	564,969
Murphy USA, Inc.	9,887	4,960,802
Penske Automotive Group, Inc.	17,610	2,684,468
RH *	5,044	1,985,268
Shoe Carnival, Inc.	12,101	400,301
Signet Jewelers Ltd.	9,027	728,569
Sonic Automotive, Inc., Class A	5,771	365,593
Urban Outfitters, Inc. *	25,663	1,408,385
Valvoline, Inc. *	47,676	1,724,918
Victoria's Secret & Co. *	47,915	1,984,639
Williams-Sonoma, Inc.	42,960	7,955,333
		75,668,138
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A *	193,566	11,890,759
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd. *	71,997	1,516,257
Columbia Sportswear Co.	3,527	296,021
Crocs, Inc. *	28,478	3,119,195
G-III Apparel Group Ltd. *	10,791	352,002
Hanesbrands, Inc. *	46,663	379,837
Kontoor Brands, Inc.	14,148	1,208,381
PVH Corp.	29,301	3,098,581
Skechers U.S.A., Inc., Class A *	79,307	5,332,603
Steven Madden Ltd.	47,032	1,999,801
Under Armour, Inc., Class A *	239,441	1,982,571
INVESTMENTS	SHARES	VALUE($)

Textiles, Apparel & Luxury Goods — continued
VF Corp. (a)	168,888	3,624,336
Wolverine World Wide, Inc.	76,146	1,690,441
		24,600,026
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	16,124	3,861,214
Boise Cascade Co.	29,111	3,460,133
Core & Main, Inc., Class A *	53,553	2,726,383
DNOW, Inc. *	159,508	2,075,199
DXP Enterprises, Inc. *	5,585	461,433
GMS, Inc. *	27,214	2,308,564
MSC Industrial Direct Co., Inc., Class A	20,679	1,544,514
Rush Enterprises, Inc., Class A	17,719	970,824
Watsco, Inc.	14,738	6,984,191
WESCO International, Inc.	18,304	3,312,292
		27,704,747
Water Utilities — 0.4%
American States Water Co.	15,924	1,237,613
California Water Service Group	21,059	954,604
Essential Utilities, Inc.	103,665	3,765,113
		5,957,330
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	100,784	815,343
Telephone and Data Systems, Inc.	37,167	1,267,766
		2,083,109
Total Common Stocks (Cost $1,304,932,329)		1,585,493,588
Short-Term Investments — 1.1%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c) (Cost $3,753,998)	3,753,998	3,753,998
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $13,191,090)	13,191,090	13,191,090
Total Short-Term Investments (Cost $16,945,088)		16,945,088
Total Investments — 100.0% (Cost $1,321,877,417)		1,602,438,676
Other Assets in Excess of Liabilities — 0.0% ^		603,942
NET ASSETS — 100.0%		1,603,042,618

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $12,707,832.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	33	03/21/2025	USD	3,712,335	(1,775)
S&P Midcap 400 E-Mini Index	34	03/21/2025	USD	10,698,440	8,258
					6,483

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	39

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.7%
Automobiles — 4.5%
Tesla, Inc. *	104,167	42,066,801
Banks — 1.2%
NU Holdings Ltd., Class A (Brazil) *	1,121,990	11,623,816
Broadline Retail — 5.6%
Alibaba Group Holding Ltd., ADR (China)	92,172	7,815,264
Amazon.com, Inc. *	145,577	31,938,138
MercadoLibre, Inc. (Brazil) *	7,405	12,591,758
		52,345,160
Capital Markets — 3.1%
Robinhood Markets, Inc., Class A *	776,197	28,921,100
Communications Equipment — 3.3%
Arista Networks, Inc. *	190,251	21,028,443
Ciena Corp. *	116,020	9,839,656
		30,868,099
Electrical Equipment — 0.8%
Vicor Corp. *	149,564	7,226,933
Entertainment — 8.5%
Netflix, Inc. *	42,159	37,577,160
Sea Ltd., ADR (Singapore) *	91,697	9,729,052
Spotify Technology SA *	29,235	13,079,154
Take-Two Interactive Software, Inc. *	102,524	18,872,618
		79,257,984
Ground Transportation — 1.2%
Uber Technologies, Inc. *	186,006	11,219,882
Health Care Technology — 1.6%
Veeva Systems, Inc., Class A *	69,874	14,691,009
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	3,331	16,549,807
Insurance — 0.2%
Lemonade, Inc. * (a)	61,268	2,247,310
Interactive Media & Services — 8.6%
Alphabet, Inc., Class C	132,770	25,284,719
Meta Platforms, Inc., Class A	77,238	45,223,621
Reddit, Inc., Class A *	32,525	5,315,886
Snap, Inc., Class A *	415,348	4,473,298
		80,297,524
IT Services — 7.1%
MongoDB, Inc. *	49,796	11,593,007
Shopify, Inc., Class A (Canada) *	286,535	30,467,266
INVESTMENTS	SHARES	VALUE($)

IT Services — continued
Snowflake, Inc., Class A *	119,424	18,440,260
Twilio, Inc., Class A *	55,904	6,042,104
		66,542,637
Life Sciences Tools & Services — 0.3%
Tempus AI, Inc. * (a)	76,345	2,577,407
Media — 2.0%
Trade Desk, Inc. (The), Class A *	160,767	18,894,946
Semiconductors & Semiconductor Equipment — 19.3%
Allegro MicroSystems, Inc. (Japan) *	187,963	4,108,871
ASML Holding NV (Registered), NYRS (Netherlands)	6,033	4,181,352
Astera Labs, Inc. *	109,997	14,569,103
Broadcom, Inc.	140,947	32,677,152
Credo Technology Group Holding Ltd. *	413,783	27,810,355
Lam Research Corp.	181,107	13,081,359
Micron Technology, Inc.	72,437	6,096,298
Monolithic Power Systems, Inc.	4,874	2,883,946
NVIDIA Corp.	204,239	27,427,255
ON Semiconductor Corp. *	142,736	8,999,505
Onto Innovation, Inc. *	56,465	9,411,021
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	148,079	29,244,122
		180,490,339
Software — 26.6%
AppLovin Corp., Class A *	47,552	15,398,764
Atlassian Corp., Class A *	66,369	16,152,887
Confluent, Inc., Class A *	411,167	11,496,229
Crowdstrike Holdings, Inc., Class A *	8,026	2,746,176
Datadog, Inc., Class A *	81,237	11,607,955
Elastic NV *	95,087	9,421,220
Gitlab, Inc., Class A *	216,579	12,204,227
Guidewire Software, Inc. *	44,092	7,433,029
HubSpot, Inc. *	30,334	21,135,821
Intuit, Inc.	25,701	16,153,079
Manhattan Associates, Inc. *	18,319	4,950,527
Microsoft Corp.	27,805	11,719,808
Oracle Corp.	223,397	37,226,876
Palantir Technologies, Inc., Class A *	96,182	7,274,245
Palo Alto Networks, Inc. *	65,990	12,007,540
Procore Technologies, Inc. *	70,218	5,261,435
ServiceNow, Inc. *	27,228	28,864,947
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	December 31, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Synopsys, Inc. *	25,126	12,195,155
Zoom Communications, Inc. *	69,500	5,671,895
		248,921,815
Technology Hardware, Storage & Peripherals — 1.1%
Western Digital Corp. *	170,204	10,149,265
Total Common Stocks (Cost $770,161,057)		904,891,834
Short-Term Investments — 3.8%
Investment Companies — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c) (Cost $30,918,464)	30,918,464	30,918,464
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $4,241,878)	4,241,878	4,241,878
Total Short-Term Investments (Cost $35,160,342)		35,160,342
Total Investments — 100.5% (Cost $805,321,399)		940,052,176
Liabilities in Excess of Other Assets — (0.5)%		(4,255,634)
NET ASSETS — 100.0%		935,796,542

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $4,053,657.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	41

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$4,203,675,744	$19,166,740	$2,306,166,789	$36,490,213,231
Investments in affiliates, at value	103,972,952	397,909	114,584,992	523,661,539
Cash	352,453	1,879	335,692	1,123,929
Receivables:
Due from custodian	173,436	—	—	—
Investment securities sold	—	—	—	680,584,794
Fund shares sold	428,084	—	—	86,270,750
Interest from non-affiliates	—	—	13,387	108,041,624
Dividends from non-affiliates	233,505	28,121	2,211,947	35,775,446
Dividends from affiliates	12,639	48	13,930	63,659
Total Assets	4,308,848,813	19,594,697	2,423,326,737	37,925,734,972
LIABILITIES:
Payables:
Distributions	—	—	—	253,310,587
Investment securities purchased	405,134	—	—	671,330,081
Accrued liabilities:
Management fees (See Note 3.A.)	1,571,369	12,006	897,926	11,087,866
Total Liabilities	1,976,503	12,006	897,926	935,728,534
Net Assets	$4,306,872,310	$19,582,691	$2,422,428,811	$36,990,006,438
NET ASSETS:
Paid-in-Capital	$3,700,169,035	$18,106,287	$2,312,772,937	$36,968,596,118
Total distributable earnings (loss)	606,703,275	1,476,404	109,655,874	21,410,320
Total Net Assets	$4,306,872,310	$19,582,691	$2,422,428,811	$36,990,006,438
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	53,150,000	335,000	38,300,000	643,150,000
Net asset value, per share	$81.03	$58.46	$63.25	$57.51
Cost of investments in non-affiliates	$3,699,595,061	$17,623,992	$2,223,981,629	$31,248,090,657
Cost of investments in affiliates	103,972,952	397,909	114,584,992	523,661,539
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	December 31, 2024

	JPMorgan Fundamental Data Science Large Core ETF	JPMorgan Fundamental Data Science Mid Core ETF	JPMorgan Fundamental Data Science Small Core ETF	JPMorgan Nasdaq Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$12,568,480	$6,392,596	$6,270,233	$20,530,115,520
Investments in affiliates, at value	48,571	257,853	265,596	243,052,364
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	—	27,864,990
Cash	348	1,164	1,048	728,470
Deposits at broker for futures contracts	—	27,000	22,000	—
Receivables:
Investment securities sold	—	—	—	623,039,868
Fund shares sold	—	—	—	66,193,773
Interest from non-affiliates	—	—	—	107,051,858
Dividends from non-affiliates	9,774	5,764	5,737	3,888,129
Dividends from affiliates	6	31	32	29,547
Securities lending income (See Note 2.C.)	—	—	4	952
Variation margin on futures contracts	—	218	249	—
Total Assets	12,627,179	6,684,626	6,564,899	21,601,965,471
LIABILITIES:
Payables:
Distributions	—	—	—	167,771,912
Investment securities purchased	—	—	—	599,980,780
Collateral received on securities loaned (See Note 2.C.)	—	—	—	27,864,990
Accrued liabilities:
Management fees (See Note 3.A.)	3,296	2,032	2,146	6,011,530
Total Liabilities	3,296	2,032	2,146	801,629,212
Net Assets	$12,623,883	$6,682,594	$6,562,753	$20,800,336,259
NET ASSETS:
Paid-in-Capital	$11,271,217	$6,024,656	$6,050,151	$19,169,329,726
Total distributable earnings (loss)	1,352,666	657,938	512,602	1,631,006,533
Total Net Assets	$12,623,883	$6,682,594	$6,562,753	$20,800,336,259
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	225,000	120,000	120,000	369,225,000
Net asset value, per share	$56.11	$55.69	$54.69	$56.34
Cost of investments in non-affiliates	$11,367,008	$5,844,953	$5,887,779	$17,493,256,428
Cost of investments in affiliates	48,571	257,853	265,596	243,052,364
Investment securities on loan, at value (See Note 2.C.)	—	—	—	26,034,521
Cost of investment of cash collateral (See Note 2.C.)	—	—	—	27,864,990
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	43

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)

	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	JPMorgan U.S. Tech Leaders ETF
ASSETS:
Investments in non-affiliates, at value	$1,585,493,588	$904,891,834
Investments in affiliates, at value	3,753,998	30,918,464
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	13,191,090	4,241,878
Cash	—	74,293
Deposits at broker for futures contracts	587,000	—
Receivables:
Fund shares sold	12,074,789	123,855
Dividends from non-affiliates	1,517,303	120,218
Dividends from affiliates	456	3,758
Securities lending income (See Note 2.C.)	1,608	167,068
Variation margin on futures contracts	16,596	—
Other assets	2,034	—
Total Assets	1,616,638,462	940,541,368
LIABILITIES:
Payables:
Due to custodian	72,990	—
Collateral received on securities loaned (See Note 2.C.)	13,191,090	4,241,878
Accrued liabilities:
Investment advisory fees	192,376	—
Administration fees	102,301	—
Management fees (See Note 3.A.)	—	502,948
Custodian and accounting fees	2,372	—
Trustees’ and Chief Compliance Officer’s fees	5	—
Other	34,710	—
Total Liabilities	13,595,844	4,744,826
Net Assets	$1,603,042,618	$935,796,542
NET ASSETS:
Paid-in-Capital	$1,287,378,254	$813,030,288
Total distributable earnings (loss)	315,664,364	122,766,254
Total Net Assets	$1,603,042,618	$935,796,542
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	26,523,634	12,375,000
Net asset value, per share	$60.44	$75.62
Cost of investments in non-affiliates	$1,304,932,329	$770,161,057
Cost of investments in affiliates	3,753,998	30,918,464
Investment securities on loan, at value (See Note 2.C.)	12,707,832	4,053,657
Cost of investment of cash collateral (See Note 2.C.)	13,191,090	4,241,878
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	December 31, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$—	$1,182,454,493
Interest income from affiliates	262	—	—	36,030
Dividend income from non-affiliates	7,806,270	162,148	16,981,289	243,068,577
Dividend income from affiliates	1,960,223	13,290	1,703,214	5,856,370
Income from securities lending (net) (See Note 2.C.)	—	8	32,214	1,077
Total investment income	9,766,755	175,446	18,716,717	1,431,416,547
EXPENSES:
Management fees (See Note 3.A.)	6,681,721	61,427	3,915,710	62,801,061
Interest expense to non-affiliates	—	—	—	98
Interest expense to affiliates	465	—	165	2,540
Total expenses	6,682,186	61,427	3,915,875	62,803,699
Net investment income (loss)	3,084,569	114,019	14,800,842	1,368,612,848
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(61,680,173)	(36,826)	(29,471,461)	(149,630,210)
In-kind redemptions of investments in non-affiliates (See Note 4)	199,043,070	427	92,187,057	210,070,104
Futures contracts	—	—	—	(125,463)
Net realized gain (loss)	137,362,897	(36,399)	62,715,596	60,314,431
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	91,440,686	940,370	(6,628,125)	548,819,318
Futures contracts	—	—	—	(88,737)
Change in net unrealized appreciation/depreciation	91,440,686	940,370	(6,628,125)	548,730,581
Net realized/unrealized gains (losses)	228,803,583	903,971	56,087,471	609,045,012
Change in net assets resulting from operations	$231,888,152	$1,017,990	$70,888,313	$1,977,657,860
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	45

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)

	JPMorgan Fundamental Data Science Large Core ETF (a)	JPMorgan Fundamental Data Science Mid Core ETF (a)	JPMorgan Fundamental Data Science Small Core ETF (a)	JPMorgan Nasdaq Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$157	$264	$340	$932,464,102
Interest income from affiliates	96	48	—	61,292
Dividend income from non-affiliates	71,172	42,891	28,440	52,870,371
Dividend income from affiliates	2,912	4,947	4,472	4,584,598
Income from securities lending (net) (See Note 2.C.)	—	—	25	3,062
Total investment income	74,337	48,150	33,277	989,983,425
EXPENSES:
Management fees (See Note 3.A.)	14,993	9,256	9,740	30,133,182
Interest expense to non-affiliates	3	4	3	—
Interest expense to affiliates	—	—	—	252
Total expenses	14,996	9,260	9,743	30,133,434
Net investment income (loss)	59,341	38,890	23,534	959,849,991
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(28,633)	(14,365)	(854)	(629,206,428)
In-kind redemptions of investments in non-affiliates (See Note 4)	160,435	122,539	121,165	557,128,733
Futures contracts	20,444	6,983	25,871	—
Net realized gain (loss)	152,246	115,157	146,182	(72,077,695)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,201,472	547,643	382,454	514,427,455
Futures contracts	—	(963)	(14,043)	—
Change in net unrealized appreciation/depreciation	1,201,472	546,680	368,411	514,427,455
Net realized/unrealized gains (losses)	1,353,718	661,837	514,593	442,349,760
Change in net assets resulting from operations	$1,413,059	$700,727	$538,127	$1,402,199,751

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	December 31, 2024

	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	JPMorgan U.S. Tech Leaders ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$17,082	$—
Interest income from affiliates	3,536	226
Dividend income from non-affiliates	9,082,380	801,841
Dividend income from affiliates	265,188	243,267
Non-cash dividend income from non-affiliates	699,223	—
Income from securities lending (net) (See Note 2.C.)	7,789	336,081
Total investment income	10,075,198	1,381,415
EXPENSES:
Management fees (See Note 3.A.)	—	2,221,138
Investment advisory fees	1,747,650	—
Administration fees	524,298	—
Custodian and accounting fees	50,621	—
Interest expense to non-affiliates	1,442	—
Interest expense to affiliates	143	95
Professional fees	34,532	—
Trustees’ and Chief Compliance Officer’s fees	14,125	—
Printing and mailing costs	32,248	—
Registration and filing fees	11,492	—
Other	4,346	—
Total expenses	2,420,897	2,221,233
Less fees waived	(6,506)	—
Less expense reimbursements	(738,458)	—
Net expenses	1,675,933	2,221,233
Net investment income (loss)	8,399,265	(839,818)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(11,892,980)	(28,734,998)
In-kind redemptions of investments in non-affiliates (See Note 4)	53,550,981	24,408,818
Futures contracts	715,434	—
Net realized gain (loss)	42,373,435	(4,326,180)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	37,183,062	67,540,588
Investments in affiliates	1,100	—
Futures contracts	(17,878)	—
Change in net unrealized appreciation/depreciation	37,166,284	67,540,588
Net realized/unrealized gains (losses)	79,539,719	63,214,408
Change in net assets resulting from operations	$87,938,984	$62,374,590
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Growth ETF		JPMorgan Active Small Cap Value ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,084,569	$2,101,952	$114,019	$181,962
Net realized gain (loss)	137,362,897	658,439	(36,399)	476,772
Change in net unrealized appreciation/depreciation	91,440,686	355,580,171	940,370	748,986
Change in net assets resulting from operations	231,888,152	358,340,562	1,017,990	1,407,720
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,426,088)	(1,449,368)	(230,259)	(138,781)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,990,548,435	1,373,940,239	5,633,900	1,055,465
NET ASSETS:
Change in net assets	2,218,010,499	1,730,831,433	6,421,631	2,324,404
Beginning of period	2,088,861,811	358,030,378	13,161,060	10,836,656
End of period	$4,306,872,310	$2,088,861,811	$19,582,691	$13,161,060
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,474,546,606	$1,446,010,379	$5,633,900	$4,316,589
Cost of shares redeemed	(483,998,171)	(72,070,140)	—	(3,261,124)
Total change in net assets resulting from capital transactions	$1,990,548,435	$1,373,940,239	$5,633,900	$1,055,465
SHARE TRANSACTIONS:
Issued	31,550,000	22,375,000	95,000	80,000
Redeemed	(6,175,000)	(1,025,000)	—	(60,000)
Net increase in shares from share transactions	25,375,000	21,350,000	95,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	December 31, 2024

	JPMorgan Active Value ETF		JPMorgan Equity Premium Income ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,800,842	$15,336,691	$1,368,612,848	$2,326,206,734
Net realized gain (loss)	62,715,596	29,530,937	60,314,431	(2,351,288,323)
Change in net unrealized appreciation/depreciation	(6,628,125)	69,292,976	548,730,581	3,169,990,007
Change in net assets resulting from operations	70,888,313	114,160,604	1,977,657,860	3,144,908,418
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(15,946,462)	(14,678,345)	(1,583,266,540)	(2,314,633,449)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,101,574,550	747,987,523	2,840,032,335	4,878,611,486
NET ASSETS:
Change in net assets	1,156,516,401	847,469,782	3,234,423,655	5,708,886,455
Beginning of period	1,265,912,410	418,442,628	33,755,582,783	28,046,696,328
End of period	$2,422,428,811	$1,265,912,410	$36,990,006,438	$33,755,582,783
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,505,370,983	$1,051,432,477	$3,723,731,028	$6,655,815,402
Cost of shares redeemed	(403,796,433)	(303,444,954)	(883,698,693)	(1,777,203,916)
Total change in net assets resulting from capital transactions	$1,101,574,550	$747,987,523	$2,840,032,335	$4,878,611,486
SHARE TRANSACTIONS:
Issued	23,150,000	18,725,000	63,275,000	120,100,000
Redeemed	(6,225,000)	(5,225,000)	(15,375,000)	(32,075,000)
Net increase in shares from share transactions	16,925,000	13,500,000	47,900,000	88,025,000
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Fundamental Data Science Large Core ETF (a)	JPMorgan Fundamental Data Science Mid Core ETF (a)
	Period Ended December 31, 2024 (Unaudited)	Period Ended December 31, 2024 (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$59,341	$38,890
Net realized gain (loss)	152,246	115,157
Change in net unrealized appreciation/depreciation	1,201,472	546,680
Change in net assets resulting from operations	1,413,059	700,727
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(60,393)	(42,789)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,271,217	6,024,656
NET ASSETS:
Change in net assets	12,623,883	6,682,594
Beginning of period	—	—
End of period	$12,623,883	$6,682,594
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$12,676,509	$7,142,397
Cost of shares redeemed	(1,405,292)	(1,117,741)
Total change in net assets resulting from capital transactions	$11,271,217	$6,024,656
SHARE TRANSACTIONS:
Issued	250,000	140,000
Redeemed	(25,000)	(20,000)
Net increase in shares from share transactions	225,000	120,000

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	December 31, 2024

	JPMorgan Fundamental Data Science Small Core ETF (a)	JPMorgan Nasdaq Equity Premium Income ETF
	Period Ended December 31, 2024 (Unaudited)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23,534	$959,849,991	$894,985,293
Net realized gain (loss)	146,182	(72,077,695)	(630,196,125)
Change in net unrealized appreciation/depreciation	368,411	514,427,455	1,988,265,105
Change in net assets resulting from operations	538,127	1,402,199,751	2,253,054,273
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(25,525)	(1,076,380,372)	(809,391,007)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,050,151	5,229,880,848	9,843,976,704
NET ASSETS:
Change in net assets	6,562,753	5,555,700,227	11,287,639,970
Beginning of period	—	15,244,636,032	3,956,996,062
End of period	$6,562,753	$20,800,336,259	$15,244,636,032
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$7,146,243	$6,449,117,104	$11,226,821,789
Cost of shares redeemed	(1,096,092)	(1,219,236,256)	(1,382,845,085)
Total change in net assets resulting from capital transactions	$6,050,151	$5,229,880,848	$9,843,976,704
SHARE TRANSACTIONS:
Issued	140,000	116,200,000	220,825,000
Redeemed	(20,000)	(21,800,000)	(27,875,000)
Net increase in shares from share transactions	120,000	94,400,000	192,950,000

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)		JPMorgan U.S. Tech Leaders ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Period Ended June 30, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,399,265	$12,542,802	$(839,818)	$(530,241)
Net realized gain (loss)	42,373,435	103,595,700	(4,326,180)	(2,880,816)
Change in net unrealized appreciation/depreciation	37,166,284	12,766,670	67,540,588	67,190,189
Change in net assets resulting from operations	87,938,984	128,905,172	62,374,590	63,779,132
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(15,116,192)	(11,920,279)	—	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	402,380,194	156,294,367	333,602,761	476,040,059
NET ASSETS:
Change in net assets	475,202,986	273,279,260	395,977,351	539,819,191
Beginning of period	1,127,839,632	854,560,372	539,819,191	—
End of period	$1,603,042,618	$1,127,839,632	$935,796,542	$539,819,191
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$515,585,000	$355,097,159	$424,450,133	$488,505,585
Cost of shares redeemed	(113,204,806)	(198,802,792)	(90,847,372)	(12,465,526)
Total change in net assets resulting from capital transactions	$402,380,194	$156,294,367	$333,602,761	$476,040,059
SHARE TRANSACTIONS:
Issued	8,450,000	6,450,000	5,950,000	8,000,000
Redeemed	(1,850,000)	(3,575,000)	(1,375,000)	(200,000)
Net increase in shares from share transactions	6,600,000	2,875,000	4,575,000	7,800,000

(a)
Commencement of operations was October 4, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	December 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Growth ETF
Six Months Ended December 31, 2024 (Unaudited)	$75.21	$0.08	$5.82	$5.90	$(0.08)	$—	$(0.08)
Year Ended June 30, 2024	55.72	0.14	19.45	19.59	(0.10)	—	(0.10)
August 8, 2022 (f) through June 30, 2023	49.95	0.19	5.65	5.84	(0.07)	—	(0.07)
JPMorgan Active Small Cap Value ETF
Six Months Ended December 31, 2024 (Unaudited)	54.84	0.41	3.92	4.33	(0.71)	—	(0.71)
Year Ended June 30, 2024	49.26	0.75	5.42	6.17	(0.59)	—	(0.59)
March 7, 2023 (f) through June 30, 2023	50.00	0.23	(0.97)	(0.74)	—	—	—
JPMorgan Active Value ETF
Six Months Ended December 31, 2024 (Unaudited)	59.22	0.53	4.00	4.53	(0.50)	—	(0.50)
Year Ended June 30, 2024	53.14	1.06	5.95	7.01	(0.93)	—	(0.93)
Year Ended June 30, 2023	47.81	0.98	5.09	6.07	(0.74)	—	(0.74)
October 4, 2021 (f) through June 30, 2022	49.50	0.63	(1.78)	(1.15)	(0.47)	(0.07)	(0.54)
JPMorgan Equity Premium Income ETF
Six Months Ended December 31, 2024 (Unaudited)	56.71	2.24	1.14	3.38	(2.58)	—	(2.58)
Year Ended June 30, 2024	55.29	4.16	1.42	5.58	(4.16)	—	(4.16)
Year Ended June 30, 2023	55.45	5.84	0.04	5.88	(6.04)	—	(6.04)
Year Ended June 30, 2022	60.50	6.11	(6.20)	(0.09)	(4.96)	—	(4.96)
Year Ended June 30, 2021	50.76	5.17	9.42	14.59	(4.85)	—	(4.85)
May 20, 2020 (f) through June 30, 2020	50.00	0.63	0.13 (h)	0.76	—	—	—
JPMorgan Fundamental Data Science Large Core ETF
August 7, 2024 (f) through December 31, 2024 (Unaudited)	50.00	0.26	6.12	6.38	(0.27)	—	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

54	J.P. Morgan Exchange-Traded Funds	December 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$81.03	$81.03	7.85%	7.93%	$4,306,872,310	0.44%	0.20%	19%
75.21	75.15	35.21	35.05	2,088,861,811	0.44	0.22	30
55.72	55.74	11.73	11.77 (g)	358,030,378	0.44	0.45	60

58.46	58.45	7.88	7.92	19,582,691	0.74	1.37	26
54.84	54.81	12.54	12.38	13,161,060	0.74	1.43	27
49.26	49.30	(1.48)	(1.40)(g)	10,836,656	0.74	1.57	13

63.25	63.30	7.65	7.66	2,422,428,811	0.43	1.64	40
59.22	59.26	13.29	13.35	1,265,912,410	0.44	1.90	87
53.14	53.15	12.79	13.04	418,442,628	0.44	1.91	80
47.81	47.71	(2.37)	(2.57)(g)	44,225,127	0.44	1.64	56

57.51	57.53	6.00	6.10	36,990,006,438	0.35	7.61	85
56.71	56.68	10.58	10.44	33,755,582,783	0.35	7.50	174
55.29	55.33	11.30	11.37	28,046,696,328	0.35	10.69	190
55.45	55.45	(0.49)	(0.62)	10,206,410,953	0.35	10.23	195
60.50	60.57	30.22	29.90	1,916,419,087	0.35	8.89	195
50.76	50.94	1.52	1.88 (g)	27,916,586	0.35	11.11	13

56.11	56.10	12.75	12.73 (g)	12,623,883	0.30	1.18	5

December 31, 2024	J.P. Morgan Exchange-Traded Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Fundamental Data Science Mid Core ETF
August 7, 2024 (f) through December 31, 2024 (Unaudited)	$50.00	$0.33	$5.72	$6.05	$(0.36)	$—	$(0.36)
JPMorgan Fundamental Data Science Small Core ETF
August 7, 2024 (f) through December 31, 2024 (Unaudited)	50.00	0.21	4.71	4.92	(0.23)	—	(0.23)
JPMorgan Nasdaq Equity Premium Income ETF
Six Months Ended December 31, 2024 (Unaudited)	55.47	3.08	1.20	4.28	(3.41)	—	(3.41)
Year Ended June 30, 2024	48.33	5.25	6.75	12.00	(4.86)	—	(4.86)
Year Ended June 30, 2023	45.46	6.04	2.47	8.51	(5.64)	—	(5.64)
May 3, 2022 (f) through June 30, 2022	50.00	1.11	(5.27)	(4.16)	(0.38)	—	(0.38)
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) (h) (i)
Six Months Ended December 31, 2024 (Unaudited)	56.61	0.37	4.03	4.40	(0.57)	—	(0.57)
Year Ended June 30, 2024	50.12	0.70	6.46	7.16	(0.67)	—	(0.67)
Year Ended June 30, 2023	45.83	0.67	6.67	7.34	(0.66)	(2.39)	(3.05)
Year Ended June 30, 2022	62.87	0.70	(8.03)	(7.33)	(0.66)	(9.05)	(9.71)
Year Ended June 30, 2021	41.41	0.63	23.22	23.85	(0.63)	(1.76)	(2.39)
Year Ended June 30, 2020	48.77	0.63	(4.82)	(4.19)	(0.68)	(2.49)	(3.17)
JPMorgan U.S. Tech Leaders ETF
Six Months Ended December 31, 2024 (Unaudited)	69.21	(0.09)	6.50	6.41	—	—	—
October 4, 2023 (f) through June 30, 2024	50.00	(0.14)	19.35	19.21	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) acquired all of the assets and liabilities of the Predecessor Fund in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Predecessor Fund’s
Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor
Fund’s Class R6 Shares for the period July 1, 2019 up through the reorganization.

(i)
Per Share amounts reflect the conversion of the JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced
Equity ETF) as of the close of business on May 6, 2022. See Note 1.

(j)
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) acquired all of the assets and liabilities of the Predecessor Fund in a reorganization that occurred as of the close of business on May 6, 2022. Market price returns are calculated using the official closing price of the JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) on the listing exchange as of the time that the JPMorgan Small & Mid Cap Enhanced Equity ETF's (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) net asset value ("NAV")
is calculated. Prior to the JPMorgan Small & Mid Cap Enhanced Equity ETF's (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) listing on May
9, 2022, the NAV performance of the Class R6 and the Class I Shares of the Predecessor Fund are used as proxy market price returns.

56	J.P. Morgan Exchange-Traded Funds	December 31, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$55.69	$55.68	12.09%	12.07%(g)	$6,682,594	0.35%	1.46%	0.35%	5%

54.69	54.61	9.84	9.68 (g)	6,562,753	0.40	0.96	0.40	10

56.34	56.38	8.11	8.13	20,800,336,259	0.35	11.09	0.35	87
55.47	55.50	26.44	26.41	15,244,636,032	0.35	10.20	0.35	168
48.33	48.37	20.81	20.11	3,956,996,062	0.35	13.49	0.35	162
45.46	45.76	(8.37)	(7.77)(g)	101,155,729	0.35	14.59	0.35	12

60.44	60.47	7.77	7.77 (j)	1,603,042,618	0.24	1.20	0.35	10
56.61	56.64	14.36	14.33 (j)	1,127,839,632	0.24	1.32	0.35	26
50.12	50.16	16.61	16.73 (j)	854,560,372	0.24	1.38	0.24	29
45.83	45.82	(13.80)	(13.81)(j)	833,993,386	0.25	1.21	0.36	27
62.87	62.87	58.97	58.97 (j)	766,008,977	0.25	1.18	0.35	35
41.41	41.41	(9.65)	(9.65)(j)	500,129,035	0.25	1.45	0.36	49

75.62	75.67	9.26	9.27	935,796,542	0.65	(0.24)	0.65	29
69.21	69.25	38.42	38.50 (g)	539,819,191	0.65	(0.30)	0.65	32

December 31, 2024	J.P. Morgan Exchange-Traded Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 10 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Growth ETF	Non-diversified
JPMorgan Active Small Cap Value ETF	Diversified
JPMorgan Active Value ETF	Diversified
JPMorgan Equity Premium Income ETF	Diversified
JPMorgan Fundamental Data Science Large Core ETF(1)	Non-diversified
JPMorgan Fundamental Data Science Mid Core ETF(1)	Diversified
JPMorgan Fundamental Data Science Small Core ETF(1)	Diversified
JPMorgan Nasdaq Equity Premium Income ETF	Non-Diversified
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)(2)	Diversified
JPMorgan U.S. Tech Leaders ETF	Diversified

(1)	Commencement of operations was August 7, 2024.
(2)	Effective September 30, 2024, JPMorgan Market Expansion Enhanced Equity ETF changed its name to JPMorgan Small & Mid Cap Enhanced Equity ETF.
The investment objective of JPMorgan Active Growth ETF (“Active Growth ETF”), JPMorgan Active Small Cap Value ETF (“Active Small Cap Value ETF”), JPMorgan Active Value ETF (“Active Value ETF”), JPMorgan Fundamental Data Science Large Core ETF (“Fundamental Data Science Large Core ETF”), JPMorgan Fundamental Data Science Mid Core ETF (“Fundamental Data Science Mid Core ETF”), JPMorgan Fundamental Data Science Small Core ETF (“Fundamental Data Science Small Core ETF”), and JPMorgan U.S. Tech Leaders ETF ("U.S. Tech Leaders ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Equity Premium Income ETF (“Equity Premium Income ETF”) and JPMorgan Nasdaq Equity Premium Income ETF (“Nasdaq Equity Premium Income ETF”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Small & Mid Cap Enhanced Equity ETF (“Small & Mid Cap Enhanced Equity ETF”) is to seek to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid- capitalization equity markets.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Growth ETF	NYSE Arca, Inc.
Active Small Cap Value ETF	NYSE Arca, Inc.
Active Value ETF	NYSE Arca, Inc.
Equity Premium Income ETF	NYSE Arca, Inc.
Fundamental Data Science Large Core ETF	The NASDAQ Stock Market® LLC
Fundamental Data Science Mid Core ETF	The NASDAQ Stock Market® LLC
Fundamental Data Science Small Core ETF	The NASDAQ Stock Market® LLC
Nasdaq Equity Premium Income ETF	The NASDAQ Stock Market® LLC
Small & Mid Cap Enhanced Equity ETF	NYSE Arca, Inc.
U.S. Tech Leaders ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. A cash amount may be substituted if a Fund has sizable exposure to market or sponsor

58	J.P. Morgan Exchange-Traded Funds	December 31, 2024

restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Active Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,307,648,696	$—	$—	$4,307,648,696

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Small Cap Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,564,649	$—	$—	$19,564,649

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,420,751,781	$—	$—	$2,420,751,781

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$31,480,826,374	$—	$—	$31,480,826,374
Equity Linked Notes	—	5,009,386,857	—	5,009,386,857
Short-Term Investments
Investment Companies	523,661,539	—	—	523,661,539
Total Investments in Securities	$32,004,487,913	$5,009,386,857	$—	$37,013,874,770

Fundamental Data Science Large Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,617,051	$—	$—	$12,617,051

(a)	Please refer to the SOI for specifics of portfolio holdings.

Fundamental Data Science Mid Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,650,449	$—	$—	$6,650,449

60	J.P. Morgan Exchange-Traded Funds	December 31, 2024

Fundamental Data Science Mid Core ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(963)	$—	$—	$(963)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Fundamental Data Science Small Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,535,829	$—	$—	$6,535,829
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(14,043)	$—	$—	$(14,043)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Nasdaq Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$16,962,228,810	$—	$—	$16,962,228,810
Equity Linked Notes	—	3,567,886,710	—	3,567,886,710
Short-Term Investments
Investment Companies	243,052,364	—	—	243,052,364
Investment of Cash Collateral from Securities Loaned	27,864,990	—	—	27,864,990
Total Short-Term Investments	270,917,354	—	—	270,917,354
Total Investments in Securities	$17,233,146,164	$3,567,886,710	$—	$20,801,032,874

Small & Mid Cap Enhanced Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,602,438,676	$—	$—	$1,602,438,676
Appreciation in Other Financial Instruments
Futures Contracts (a)	$8,258	$—	$—	$8,258
Depreciation in Other Financial Instruments
Futures Contracts (a)	(1,775)	—	—	(1,775)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$6,483	$—	$—	$6,483

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
U.S. Tech Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$940,052,176	$—	$—	$940,052,176

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Nasdaq Equity Premium Income ETF	$26,034,521	$(26,034,521)	$—
Small & Mid Cap Enhanced Equity ETF	12,707,832	(12,707,832)	—
U.S. Tech Leaders ETF	4,053,657	(4,053,657)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

62	J.P. Morgan Exchange-Traded Funds	December 31, 2024

JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Active Value ETF	$50
Fundamental Data Science Small Core ETF	1
Small & Mid Cap Enhanced Equity ETF	745
U.S. Tech Leaders ETF	122
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Active Value ETF, Active Small Cap Value ETF, Equity Premium Income ETF and Fundamental Data Science Small Core ETF did not have any securities on loan at December 31, 2024.
Active Growth ETF, Fundamental Data Science Large Core ETF and Fundamental Data Science Mid Core ETF did not lend out any securities during the six months ended December 31, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Growth ETF
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	$50,270,146	$138,251,680	$84,548,874	$—	$—	$103,972,952	103,972,952	$1,960,223	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

Active Small Cap Value ETF
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	$—	$62,400	$62,400	$—	$—	$—	—	$9 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	308,189	1,910,937	1,821,217	—	—	397,909	397,909	13,290	—
Total	$308,189	$1,973,337	$1,883,617	$—	$—	$397,909		$13,299	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2024	J.P. Morgan Exchange-Traded Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
Active Value ETF
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$—	$6,602,170	$6,602,170	$—	$—	$—	—	$9,711 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	545,974	414,701	960,675	—	—	—	—	2,629 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	40,756,464	100,801,440	26,972,912	—	—	114,584,992	114,584,992	1,703,214	—
Total	$41,302,438	$107,818,311	$34,535,757	$—	$—	$114,584,992		$1,715,554	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income ETF
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$—	$83,700,161	$83,700,161	$—	$—	$—	—	$77,011 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	219,654,416	3,246,379,720	2,942,372,597	—	—	523,661,539	523,661,539	5,856,370	—
Total	$219,654,416	$3,330,079,881	$3,026,072,758	$—	$—	$523,661,539		$5,933,381	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

64	J.P. Morgan Exchange-Traded Funds	December 31, 2024

Fundamental Data Science Large Core ETF
For the period ended December 31, 2024
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c)	$—	$444,670	$396,099	$—	$—	$48,571	48,571	$2,912	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.

Fundamental Data Science Mid Core ETF
For the period ended December 31, 2024
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c)	$—	$5,277	$5,277	$—	$—	$—	—	$12 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c)	—	475,207	217,354	—	—	257,853	257,853	4,947	—
Total	$—	$480,484	$222,631	$—	$—	$257,853		$4,959	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Fundamental Data Science Small Core ETF
For the period ended December 31, 2024
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c)	$—	$82,788	$82,788	$—	$—	$—	—	$399 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c)	—	31,199	31,199	—	—	—	—	50 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c)	—	406,133	140,537	—	—	265,596	265,596	4,472	—
Total	$—	$520,120	$254,524	$—	$—	$265,596		$4,921	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2024	J.P. Morgan Exchange-Traded Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
Nasdaq Equity Premium Income ETF
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$—	$83,283,486	$55,418,496	$—	$—	$27,864,990	27,864,990	$73,688 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	133,145,071	2,304,252,691	2,194,345,398	—	—	243,052,364	243,052,364	4,584,598	—
Total	$133,145,071	$2,387,536,177	$2,249,763,894	$—	$—	$270,917,354		$4,658,286	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small & Mid Cap Enhanced Equity ETF
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$13,996,200	$67,035,407	$67,842,317	$700 *	$1,100	$13,191,090	13,191,090	$248,429 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	1,906,302	16,309,210	18,215,512	—	—	—	—	23,604 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	16,205,206	97,766,859	110,218,067	—	—	3,753,998	3,753,998	265,188	—
Total	$32,107,708	$181,111,476	$196,275,896	$700	$1,100	$16,945,088		$537,221	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Tech Leaders ETF
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$—	$12,065,480	$7,823,602	$—	$—	$4,241,878	4,241,878	$28,085 *	$—

66	J.P. Morgan Exchange-Traded Funds	December 31, 2024

U.S. Tech Leaders ETF (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	$1,211,550	$2,879,081	$4,090,631	$—	$—	$—	—	$8,056 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	6,303,772	108,266,402	83,651,710	—	—	30,918,464	30,918,464	243,267	—
Total	$7,515,322	$123,210,963	$95,565,943	$—	$—	$35,160,342		$279,408	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Futures Contracts— Equity Premium Income ETF, Fundamental Data Science Large Core ETF, Fundamental Data Science Mid Core ETF, Fundamental Data Science Small Core ETF and Small & Mid Cap Enhanced Equity ETF used index futures contracts to manage and hedge equity price risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2024:
	Equity Premium Income ETF	Fundamental Data Science Large Core ETF	Fundamental Data Science Mid Core ETF	Fundamental Data Science Small Core ETF	Small & Mid Cap Enhanced Equity ETF
Futures Contracts:
Average Notional Balance Long	$8,125,468	$42,441	$217,505	$191,776	$11,661,061
Average Notional Balance Short	(10,298,179)	—	—	—	—
Ending Notional Balance Long	—	—	282,771	247,500	14,410,775

December 31, 2024	J.P. Morgan Exchange-Traded Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
F. Equity-Linked Notes— Equity Premium Income ETF and Nasdaq Equity Premium Income ETF invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as Interest income from non-affiliates on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of December 31, 2024, Equity Premium Income ETF and Nasdaq Equity Premium Income ETF had outstanding ELNs as listed on the SOIs.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds are recorded on the ex-dividend date.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Equity Premium Income ETF and Nasdaq Equity Premium Income ETF, at least annually for Active Growth ETF, Active Small Cap Value ETF, Small & Mid Cap Enhanced Equity ETF and U.S. Tech Leaders ETF, and at least quarterly for Active Value ETF, Fundamental Data Science Large Core ETF, Fundamental Data Science Mid Core ETF and Fundamental Data Science Small Core ETF. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund. For each Fund other than Small & Mid Cap Enhanced Equity ETF, the investments are managed pursuant to a Management Agreement, under which JPMIM is responsible for substantially all of each Fund’s expenses as described below. JPMIM also manages the investments of Small & Mid Cap Enhanced Equity ETF pursuant to an Investment Advisory Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Growth ETF	0.44%
Active Small Cap Value ETF	0.74
Active Value ETF	0.44
Equity Premium Income ETF	0.35
Fundamental Data Science Large Core ETF	0.30
Fundamental Data Science Mid Core ETF	0.35
Fundamental Data Science Small Core ETF	0.40
Nasdaq Equity Premium Income ETF	0.35
Small & Mid Cap Enhanced Equity ETF	0.25
U.S. Tech Leaders ETF	0.65
Under Management Agreement applicable to each Fund except Small & Mid Cap Enhanced Equity ETF, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for

68	J.P. Morgan Exchange-Traded Funds	December 31, 2024

funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
Pursuant to a separate Administration Agreement, the Administrator provides certain administration services to Small & Mid Cap Enhanced Equity ETF. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of Small & Mid Cap Enhanced Equity ETF's average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund’s average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate was 0.075% of Small & Mid Cap Enhanced Equity ETF's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees for Small & Mid Cap Enhanced Equity ETF as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees and administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM, for the Funds except Small & Mid Cap Enhanced Equity ETF, pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
For Small & Mid Cap Enhanced Equity ETF, the Fund pays JPMCB directly. The amounts for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse Small & Mid Cap Enhanced Equity ETF to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of Small & Mid Cap Enhanced Equity ETF's average daily net assets. The expense limitation agreement was in effect for the six months ended December 31, 2024 and the contractual expense limitation is in place until at least October 31, 2025.
For the six months ended December 31, 2024, Small & Mid Cap Enhanced Equity ETF’s service providers waived fees and/or reimbursed expenses for Small & Mid Cap Enhanced Equity ETF as follows. None of these parties expect Small & Mid Cap Enhanced Equity ETF to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
Small & Mid Cap Enhanced Equity ETF	$738,458
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 were as follows:

Small & Mid Cap Enhanced Equity ETF	$6,506
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A. for the Funds except Small & Mid Cap Enhanced Equity ETF. Small & Mid Cap Enhanced Equity ETF, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The below Funds used related party broker-dealers during the six months ended December 31, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Active Growth ETF	$8,231
Active Value ETF	23
Equity Premium Income ETF	37,406
Nasdaq Equity Premium Income ETF	22
Small & Mid Cap Enhanced Equity ETF	3,610
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active Growth ETF	$561,057,198	$551,333,503
Active Small Cap Value ETF	4,313,594	4,223,500
Active Value ETF	745,348,129	686,748,107
Equity Premium Income ETF	30,658,489,534	30,182,920,085
Fundamental Data Science Large Core ETF	10,431,632	569,440
Fundamental Data Science Mid Core ETF	4,981,035	295,130
Fundamental Data Science Small Core ETF	5,216,291	572,562
Nasdaq Equity Premium Income ETF	16,515,219,730	14,883,739,721
Small & Mid Cap Enhanced Equity ETF	219,744,889	139,157,096
U.S. Tech Leaders ETF	208,559,419	195,828,832
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.
For the six months ended December 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Active Growth ETF	$2,396,986,137	$469,598,374
Active Small Cap Value ETF	5,343,630	—
Active Value ETF	1,351,545,609	384,009,281
Equity Premium Income ETF	2,718,447,101	746,148,572
Fundamental Data Science Large Core ETF	2,549,312	1,175,841

70	J.P. Morgan Exchange-Traded Funds	December 31, 2024

	In-Kind Purchases	In-Kind Sales
Fundamental Data Science Mid Core ETF	$1,975,473	$922,925
Fundamental Data Science Small Core ETF	2,018,557	893,253
Nasdaq Equity Premium Income ETF	4,500,499,958	1,076,977,213
Small & Mid Cap Enhanced Equity ETF	420,477,590	102,340,581
U.S. Tech Leaders ETF	380,428,181	84,962,755
During the six months ended December 31, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Growth ETF	$3,803,568,013	$542,470,041	$38,389,358	$504,080,683
Active Small Cap Value ETF	18,021,901	2,187,070	644,322	1,542,748
Active Value ETF	2,338,566,621	142,605,153	60,419,993	82,185,160
Equity Premium Income ETF	31,771,752,196	5,823,028,719	580,906,145	5,242,122,574
Fundamental Data Science Large Core ETF	11,415,579	1,461,054	259,582	1,201,472
Fundamental Data Science Mid Core ETF	6,102,806	706,823	160,143	546,680
Fundamental Data Science Small Core ETF	6,153,375	621,530	253,119	368,411
Nasdaq Equity Premium Income ETF	17,764,173,782	3,367,800,927	330,941,835	3,036,859,092
Small & Mid Cap Enhanced Equity ETF	1,321,877,417	322,929,983	42,362,241	280,567,742
U.S. Tech Leaders ETF	805,321,399	155,349,568	20,618,791	134,730,777
At June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active Growth ETF	$14,316,855	$192,512
Active Small Cap Value ETF	—	5,575
Active Value ETF	5,596,857	492,735
Equity Premium Income ETF	2,614,576,445	446,162,187
Nasdaq Equity Premium Income ETF	363,831,278	—
Small & Mid Cap Enhanced Equity ETF	2,527,902	—
U.S. Tech Leaders ETF	8,136	—

December 31, 2024	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Active Growth ETF	$16,819,215	$(392,592)	$1,070	$—
Active Value ETF	14,617,926	5,674,304	—	—
Equity Premium Income ETF	1,941,041,957	82,300,555	—	—
Nasdaq Equity Premium Income ETF	934,030,994	18,143,869	—	—
Small & Mid Cap Enhanced Equity ETF	733,152	1,264,356	—	—
U.S. Tech Leaders ETF	6,150,201	—	—	484,131
During the year ended June 30, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Active Small Cap Value ETF	$21,063
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.

72	J.P. Morgan Exchange-Traded Funds	December 31, 2024

8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2024, J.P. Morgan Investor Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
J.P. Morgan Investor Funds
Small & Mid Cap Enhanced Equity ETF	39.1%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2024, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active Small Cap Value ETF	60%
Fundamental Data Science Large Core ETF	89
Fundamental Data Science Mid Core ETF	83
Fundamental Data Science Small Core ETF	83
Significant shareholder transactions by the Adviser may impact the Funds' performance.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Equity Premium Income ETF's and Nasdaq Equity Premium Income ETF's investments in ELNs entail varying degrees of risks. The Funds are subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Funds may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Funds from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

December 31, 2024	J.P. Morgan Exchange-Traded Funds	73

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-ETF-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements, Initial Management Agreements and Investment Advisory Agreement
BOARD APPROVAL OF MANAGEMENT AGREEMENTS
JPMorgan Active Growth ETF, JPMorgan Active Small Cap Value ETF, JPMorgan Active Value ETF, JPMorgan Equity Premium Income ETF, JPMorgan Nasdaq Equity Premium Income ETF and JPMorgan U.S. Tech Leaders ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the management agreements for JPMorgan Active Growth ETF, JPMorgan Active Small Cap Value ETF, JPMorgan Active Value ETF, JPMorgan Equity Premium Income ETF, JPMorgan Nasdaq Equity Premium Income ETF and JPMorgan U.S. Tech Leaders ETF (each a “Fund,” and collectively, the “Funds”) whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 22, 2024.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the
June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;

•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year.
For JPMorgan Active Small Cap Value ETF and JPMorgan U.S. Tech Leaders ETF, each of which launched in 2023 and therefore were not included in the Broadridge comparison discussed below, the Trustees discussed each Fund’s performance (on both a relative and absolute basis). The Trustees also considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds. The Trustees also discussed the performance and the investment strategy of each of these Funds with the Adviser. Based on these discussions and various other factors, the Trustees concluded each Fund’s performance was satisfactory.
For the JPMorgan Active Growth ETF, JPMorgan Active Value ETF, JPMorgan Equity Premium Income ETF and JPMorgan Nasdaq Equity Premium Income ETF, the Trustees received and considered absolute and/or relative performance information for the Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one- and three-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan Active Growth ETF’s performance was in the third quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Active Value ETF’s performance was in the third quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Equity Premium Income ETF’s performance was in the fourth and second quintiles of the Universe for the one-and three-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the JPMorgan Nasdaq Equity Premium Income ETF’s performance was in the first quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan Active Growth ETF’s net management fee and actual total expenses were both in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Active Small Cap Value ETF’s net management fee and actual total expenses were both in the fifth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Active Value ETF’s net management fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Equity Premium Income ETF’s net management fee and actual total expenses were both in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Nasdaq Equity Premium Income ETF’s net management fee and actual total expenses were both in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan U.S. Tech Leaders ETF’s net management fee and actual total expenses were both in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENTS
JPMorgan Fundamental Data Science Large Core ETF, JPMorgan Fundamental Data Science Mid Core ETF and JPMorgan Fundamental Data Science Small Core ETF
On May 7-9, 2024, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for the JPMorgan Fundamental Data Science Large Core ETF, JPMorgan Fundamental Data Science Mid Core ETF and JPMorgan Fundamental Data Science Small Core ETF. Each of the funds is referred to herein as a “Fund” and collectively, as the “Funds”. The Management Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to each Management Agreement or any of their affiliates. In connection with the approval of each Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreements, the Trustees reviewed each Management Agreement with representatives of the Adviser and with counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Management Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreements was in the best interests of each Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of each Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the applicable Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of each Fund;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy of each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser under the Management Agreements;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Funds, including the profitability of those arrangements to JPMCB.

Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the proposed unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for management styles substantially similar to that of each Fund. The Trustees considered the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of each of the Funds.
Investment Performance
The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fees
The Trustees considered the contractual management fee rate that will be paid by each Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also considered the fees paid to JPMCB, for custody, fund accounting, transfer agency and other related services for each Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how each Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed management fee was fair and reasonable.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
JPMorgan Small & Mid Cap Enhanced Equity ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 22-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for the JPMorgan Small & Mid Cap Enhanced Equity ETF (the “Fund”) whose semi-annual report is contained herein (the “Advisory Agreement” ). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory
Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, prior to reaching scale. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fee and Expense Ratio
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratio for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

March 5, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

March 5, 2025